Document and Entity Information	3 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	TENET HEALTHCARE CORP
Entity Central Index Key	0000070318
Document Type	8-K
Document Period End Date	Mar 31, 2012
Amendment Flag	false

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 104	$ 113
Accounts receivable, less allowance for doubtful accounts ($380 at March 31, 2012 and $397 at December 31, 2011)	1,417	1,278
Inventories of supplies, at cost	157	161
Income tax receivable	5	7
Current portion of deferred income taxes	411	418
Assets held for sale	2	2
Other current assets	386	378
Total current assets	2,482	2,357
Investments and other assets	153	156
Deferred income taxes, net of current portion	342	374
Property and equipment, at cost, less accumulated depreciation and amortization ($3,442 at March 31, 2012 and $3,386 at December 31, 2011)	4,324	4,350
Goodwill	738	736
Other intangible assets, at cost, less accumulated amortization ($375 at March 31, 2012 and $360 at December 31, 2011)	506	489
Total assets	8,545	8,462
Current liabilities:
Current portion of long-term debt	288	66
Accounts payable	640	760
Accrued compensation and benefits	338	376
Professional and general liability reserves	63	75
Accrued interest payable	103	112
Accrued legal settlement costs	56	64
Other current liabilities	352	362
Total current liabilities	1,840	1,815
Long-term debt, net of current portion	4,295	4,294
Professional and general liability reserves	335	337
Accrued legal settlement costs	2	2
Other long-term liabilities	526	506
Total liabilities	6,998	6,954
Commitments and contingencies
Redeemable noncontrolling interests in equity of consolidated subsidiaries	16	16
Shareholders' equity:
Preferred stock, $0.15 par value; authorized 2,500,000 shares; 345,000 of 7% mandatory convertible shares with a liquidation preference of $1,000 per share issued at both March 31, 2012 and December 31, 2011	334	334
Common stock, $0.05 par value; authorized 1,050,000,000 shares; 551,631,747 shares issued at March 31, 2012 and 551,468,550 shares issued at December 31, 2011	27	27
Additional paid-in capital	4,403	4,407
Accumulated other comprehensive loss	(49)	(52)
Accumulated deficit	(1,376)	(1,440)
Common stock in treasury, at cost, 138,100,420 shares at March 31, 2012 and 136,442,696 shares at December 31, 2011	(1,879)	(1,853)
Total shareholders' equity	1,460	1,423
Noncontrolling interests	71	69
Total equity	1,531	1,492
Total liabilities and equity	$ 8,545	$ 8,462

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 380	$ 397
Property and equipment, accumulated depreciation and amortization (in dollars)	3,442	3,386
Other intangible assets, accumulated amortization (in dollars)	$ 375	$ 360
Preferred stock, par value (in dollars per share)	$ 0.15	$ 0.15
Preferred stock, authorized shares	2,500,000	2,500,000
Preferred stock, percent of mandatory convertible shares (as a percent)	7.00%	7.00%
Preferred stock, 7% mandatory convertible shares issued	345,000	345,000
Preferred stock, liquidation preference per share (in dollars per share)	$ 1,000	$ 1,000
Common stock, par value (in dollars per share)	$ 0.05	$ 0.05
Common stock, authorized shares	1,050,000,000	1,050,000,000
Common stock, shares issued	551,631,747	551,468,550
Common stock in treasury, shares	138,100,420	136,442,696

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net operating revenues:
Net operating revenues before provision for doubtful accounts	$ 2,491	$ 2,429
Less: Provision for doubtful accounts	189	179
Net operating revenues	2,302	2,250
Operating expenses:
Salaries, wages and benefits	1,062	1,017
Supplies	399	396
Other operating expenses, net	531	491
Electronic health record incentives	0	(25)
Depreciation and amortization	100	98
Impairment of long-lived assets and goodwill, and restructuring charges, net	3	8
Litigation and investigation costs	2	11
Operating income	205	254
Interest expense	(98)	(118)
Investment earnings	1	1
Income from continuing operations, before income taxes	108	137
Income tax expense	(42)	(50)
Income from continuing operations, before discontinued operations	66	87
Discontinued operations:
Income (loss) from operations	2	(10)
Income tax benefit (expense)	(1)	5
Income (loss) from discontinued operations	1	(5)
Net income	67	82
Less: Preferred stock dividends	6	6
Less: Net income attributable to noncontrolling interests	3	3
Net income attributable to Tenet Healthcare Corporation common shareholders	58	73
Amounts attributable to Tenet Healthcare Corporation common shareholders
Income from continuing operations, net of tax	57	80
Income (loss) from discontinued operations, net of tax	1	(7)
Net income attributable to Tenet Healthcare Corporation common shareholders	$ 58	$ 73
Basic
Continuing operations (in dollars per share)	$ 0.14	$ 0.16
Discontinued operations (in dollars per share)	$ 0	$ (0.01)
Total earnings (loss) per share, Basic (in dollars per share)	$ 0.14	$ 0.15
Diluted
Continuing operations (in dollars per share)	$ 0.13	$ 0.15
Discontinued operations (in dollars per share)	$ 0	$ (0.01)
Total earnings (loss) per share, Diluted (in dollars per share)	$ 0.13	$ 0.14
Weighted average shares and dilutive securities outstanding (in thousands):
Basic (in shares)	411,373	486,902
Diluted (in shares)	484,873	565,181

CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 67	$ 82
Other comprehensive income:
Adjustments for supplemental executive retirement plans	3	0
Other comprehensive income before income taxes	3	0
Income tax expense related to items of other comprehensive income	0	0
Total other comprehensive income, net of tax	3	0
Comprehensive income	70	82
Less: Preferred stock dividends	6	6
Less: Comprehensive income attributable to noncontrolling interests	3	3
Comprehensive income attributable to Tenet Healthcare Corporation common shareholders	$ 61	$ 73

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Net income	$ 67	$ 82
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	100	98
Provision for doubtful accounts	189	179
Deferred income tax expense	38	35
Stock-based compensation expense	8	7
Impairment of long-lived assets and goodwill, and restructuring charges, net	3	8
Litigation and investigation costs	2	11
Fair market value adjustments related to interest rate swap and LIBOR cap agreements	0	19
Amortization of debt discount and debt issuance costs	5	8
Pre-tax (income) loss from discontinued operations	(2)	10
Other items, net	(3)	(11)
Changes in cash from operating assets and liabilities:
Accounts receivable	(324)	(277)
Inventories and other current assets	(8)	(109)
Income taxes	3	(14)
Accounts payable, accrued expenses and other current liabilities	(109)	(42)
Other long-term liabilities	16	12
Payments against reserves for restructuring charges and litigation costs and settlements	(11)	(7)
Net cash used in operating activities from discontinued operations, excluding income taxes	(16)	(11)
Net cash used in operating activities	(42)	(2)
Cash flows from investing activities:
Purchases of property and equipment - continuing operations	(136)	(116)
Purchases of businesses or joint venture interests	(3)	(18)
Proceeds from sales of marketable securities, long-term investments and other assets	3	5
Net cash used in investing activities	(136)	(129)
Cash flows from financing activities:
Repayments of borrowings under credit facility	(455)	0
Proceeds from borrowing under credit facility	658	0
Repayments of other borrowings	(4)	(1)
Repurchases of common stock	(26)	0
Cash dividends on preferred stock	(6)	(6)
Distributions paid to noncontrolling interests	(3)	(2)
Other items, net	5	2
Net cash provided by (used in) financing activities	169	(7)
Net decrease in cash and cash equivalents	(9)	(138)
Cash and cash equivalents at beginning of period	113	405
Cash and cash equivalents at end of period	104	267
Supplemental disclosures:
Interest paid, net of capitalized interest	(102)	(97)
Income tax payments, net	$ (2)	$ (24)

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2012
BASIS OF PRESENTATION
BASIS OF PRESENTATION

NOTE 1. BASIS OF PRESENTATION

Description of Business

Tenet Healthcare Corporation (together with our subsidiaries, referred to as “Tenet,” the “Company,” “we” or “us”) is an investor-owned health care services company whose subsidiaries and affiliates own and operate acute care hospitals and related health care facilities. At March 31, 2012, our subsidiaries operated 50 hospitals, including four academic medical centers (one of which was not yet divested at that date and is classified in discontinued operations) and one critical access hospital, with a combined total of 13,509 licensed beds, primarily serving urban and suburban communities in 11 states. Our subsidiaries also operated 101 (including three not yet divested at that date that are classified in discontinued operations) free-standing and provider-based diagnostic imaging centers, ambulatory surgery centers, urgent care centers and free-standing emergency departments in 12 states at March 31, 2012. We also own an interest in a health maintenance organization (“HMO”) and operate: various related health care facilities, including a long-term acute care hospital and a number of medical office buildings (all of which are located on, or nearby, our hospital campuses); revenue cycle management, health care information management and patient communications services businesses; physician practices; captive insurance companies; a management services business that provides network development, utilization management, claims processing and contract negotiation services to physician organizations and hospitals that assume managed care risk; and occupational and rural health care clinics.

Basis of Presentation

This quarterly report supplements our Annual Report on Form 10-K for the year ended December 31, 2011 (“Annual Report”). As permitted by the Securities and Exchange Commission (“SEC”) for interim reporting, we have omitted certain notes and disclosures that substantially duplicate those in our Annual Report. For further information, refer to the audited Consolidated Financial Statements and notes included in our Annual Report. Unless otherwise indicated, all financial and statistical data included in these notes to our Condensed Consolidated Financial Statements relate to our continuing operations, with dollar amounts expressed in millions (except per-share amounts). Certain balances in the accompanying Condensed Consolidated Financial Statements and these notes have been reclassified to give retrospective presentation to the discontinued operations described in Note 3. Certain prior-year amounts have been reclassified to conform to the current-year presentation.

Effective December 31, 2011, we adopted Accounting Standards Update (“ASU”) 2011-07, “Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities,” which requires health care entities to present the provision for doubtful accounts relating to patient service revenue as a deduction from patient service revenue in the statement of operations rather than as an operating expense. All periods presented have been reclassified in accordance with the provisions of ASU 2011-07. Also effective December 31, 2011, we reclassified the electronic health record incentives previously recorded as net operating revenues to the operating expenses section of our consolidated statements of operations.

Although the Condensed Consolidated Financial Statements and related notes within this document are unaudited, we believe all adjustments considered necessary for a fair presentation have been included. In preparing our financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), we must use estimates and assumptions that affect the amounts reported in our Condensed Consolidated Financial Statements and these accompanying notes. We regularly evaluate the accounting policies and estimates we use. In general, we base the estimates on historical experience and on assumptions that we believe to be reasonable given the particular circumstances in which we operate. Actual results may vary from those estimates. Financial and statistical information we report to other regulatory agencies may be prepared on a basis other than GAAP or using different assumptions or reporting periods and, therefore, may vary from amounts presented herein. Although we make every effort to ensure that the information we report to those agencies is accurate, complete and consistent with applicable reporting guidelines, we cannot be responsible for the accuracy of the information they make available to the public.

Operating results for the three month period ended March 31, 2012 are not necessarily indicative of the results that may be expected for the full year. Reasons for this include, but are not limited to: overall revenue and cost trends, particularly the timing and magnitude of price changes; fluctuations in contractual allowances and cost report settlements and valuation allowances; managed care contract negotiations, settlements or terminations and payer consolidations; changes in Medicare and Medicaid regulations; Medicaid funding levels set by the states in which we operate; the timing of approval by the Centers for Medicare and Medicaid Services (“CMS”) of Medicaid provider fee revenue programs; trends in patient accounts receivable collectability and associated provisions for doubtful accounts; fluctuations in interest rates; levels of malpractice insurance expense and settlement trends; the timing of when we meet the criteria to recognize electronic health record incentives; impairment of long-lived assets and goodwill; restructuring charges; losses, costs and insurance recoveries related to natural disasters; litigation and investigation costs; acquisitions and dispositions of facilities and other assets; income tax rates and deferred tax asset valuation allowance activity; changes in estimates of accruals for annual incentive compensation; the timing and amounts of stock option and restricted stock unit grants to employees and directors; gains or losses from early extinguishment of debt; and changes in occupancy levels and patient volumes. Factors that affect patient volumes and, thereby, our results of operations at our hospitals and related health care facilities include, but are not limited to: the business environment, economic conditions and demographics of local communities; the number of uninsured and underinsured individuals in local communities treated at our hospitals; seasonal cycles of illness; climate and weather conditions; physician recruitment, retention and attrition; advances in technology and treatments that reduce length of stay; local health care competitors; managed care contract negotiations or terminations; any unfavorable publicity about us, which impacts our relationships with physicians and patients; changes in health care regulations; and the timing of elective procedures. These considerations apply to year-to-year comparisons as well.

Net Operating Revenues Before Provision for Doubtful Accounts

We recognize net operating revenues before provision for doubtful accounts in the period in which our services are performed. Net operating revenues before provision for doubtful accounts primarily consist of net patient service revenues that are recorded based on established billing rates (i.e., gross charges), less estimated discounts for contractual and other allowances, principally for patients covered by Medicare, Medicaid, managed care and other health plans, as well as certain uninsured patients under our Compact with Uninsured Patients (“Compact”).

The table below shows the sources of net operating revenues before provision for doubtful accounts from continuing operations:

	Three Months Ended March 31,
	2012	2011
Medicare	$629	$542
Medicaid	177	269
Managed care	1,326	1,279
Indemnity, self-pay and other	241	249
Acute care hospitals — other revenue	24	25
Other operations	94	65
Net operating revenues before provision for doubtful accounts	$2,491	$2,429

Cash and Cash Equivalents

We treat highly liquid investments with original maturities of three months or less as cash equivalents. Cash and cash equivalents were approximately $104 million and $113 million at March 31, 2012 and December 31, 2011, respectively. As of March 31, 2012 and December 31, 2011, our book overdrafts were approximately $186 million and $252 million, respectively, which were classified as accounts payable.

At March 31, 2012 and December 31, 2011, approximately $83 million and $92 million, respectively, of total cash and cash equivalents in the accompanying Condensed Consolidated Balance Sheets were intended for the operations of our captive insurance subsidiaries. During the three months ended March 31, 2011, we repatriated $21 million of excess cash from our foreign insurance subsidiary to our corporate domestic bank account.

Also at March 31, 2012 and December 31, 2011, we had $51 million and $109 million, respectively, of property and equipment purchases accrued for items received but not yet paid. Of these amounts, $45 million and $104 million, respectively, were included in accounts payable.

During the three months ended March 31, 2012, we entered into non-cancellable capital leases of approximately $17 million, primarily for equipment.

Other Intangible Assets

The following table provides information regarding other intangible assets, which are included in the accompanying Condensed Consolidated Balance Sheets as of March 31, 2012 and December 31, 2011:

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
March 31, 2012:
Capitalized software costs	$787	$(356)	$431
Long-term debt issuance costs	88	(18)	70
Other	6	(1)	5
Total	$881	$(375)	$506

December 31, 2011:
Capitalized software costs	$756	$(344)	$412
Long-term debt issuance costs	88	(15)	73
Other	5	(1)	4
Total	$849	$(360)	$489

Estimated future amortization of intangibles with finite useful lives as of March 31, 2012 is as follows:

		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Amortization of intangible assets	$506	$56	$69	$65	$55	$52	$209

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS	3 Months Ended
Mar. 31, 2012
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

NOTE 2. ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

The principal components of accounts receivable are shown in the table below:

	March 31,	December 31,
	2012	2011
Continuing operations:
Patient accounts receivable	$1,656	$1,605
Allowance for doubtful accounts	(367)	(382)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	70	62
Net cost reports and settlements receivable (payable) and valuation allowances	24	(39)
	1,383	1,246
Discontinued operations:
Patient accounts receivable	42	46
Allowance for doubtful accounts	(13)	(15)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	2	2
Net cost reports and settlements receivable (payable) and valuation allowances	3	(1)
	34	32
Accounts receivable, net	$1,417	$1,278

Our self-pay collection rate, which is the blended collection rate for uninsured and balance after insurance accounts receivable, was approximately 27.9% and 27.7% as of March 31, 2012 and December 31, 2011, respectively. These self-pay collection rates include payments made by patients, including co-payments and deductibles paid by patients with insurance, prior to an account being classified and assigned to our Conifer Health Solutions (“Conifer”) revenue cycle management services subsidiary. Our estimated collection rate from managed care payers was approximately 98.0% and 98.2% at March 31, 2012 and December 31, 2011, respectively, which includes collections from point-of-service through collections by our Conifer subsidiary. As of March 31, 2012 and December 31, 2011, our allowance for doubtful accounts for self-pay uninsured was 89.8% and 88.4%, respectively, of our self-pay uninsured patient accounts receivable. As of March 31, 2012 and December 31, 2011, our allowance for doubtful accounts for self-pay balance after insurance was 54.9% and 57.5%, respectively, of our self-pay balance after insurance patient accounts receivable, consisting primarily of co-pays and deductibles owed by patients with insurance. Our self-pay write-offs, including uninsured and balance after insurance accounts, increased approximately $24 million from $203 million in the three months ended March 31, 2011 to $227 million in the three months ended March 31, 2012 primarily due to an increase in patient account assignments being pursued by our Conifer subsidiary. This increase was not a result of negative trends experienced in the collection of amounts from self-pay patients, but was the result of a delay in the timing of assigning these receivables to Conifer in the prior year. As of March 31, 2012 and December 31, 2011, our allowance for doubtful accounts for managed care was 8.7% and 8.8%, respectively, of our managed care patient accounts receivable.

The estimated costs (based on selected operating expenses, which include salaries, wages and benefits, supplies and other operating expenses) of caring for our self-pay patients for the three months ended March 31, 2012 and 2011 were approximately $108 million and $94 million, respectively. Our estimated costs (based on the selected operating expenses described above) of caring for charity care patients for the three months ended March 31, 2012 and 2011 were $32 million and $28 million, respectively. Most states include an estimate of the cost of charity care in the determination of a hospital’s eligibility for Medicaid disproportionate share hospital (“DSH”) payments. Revenues attributable to DSH payments and other state-funded subsidy payments for the three months ended March 31, 2012 and 2011 were approximately $45 million and $128 million, respectively. These payments are intended to mitigate our cost of uncompensated care, as well as reduced Medicaid funding levels.

DISCONTINUED OPERATIONS	3 Months Ended
Mar. 31, 2012
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 3. DISCONTINUED OPERATIONS

As a result of entering into a definitive agreement to sell our interest in Creighton University Medical Center (“CUMC”), we reclassified CUMC into discontinued operations in the three months ended June 30, 2012, and we have classified the hospital’s results of operations as discontinued operations for all periods presented based on the guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 205, “Presentation of Financial Statements” (“ASC 205”).

In May 2012, we completed the sale of Diagnostic Imaging Services, Inc. (“DIS”) in Louisiana. As a result of the sale, DIS was reclassified into discontinued operations in the three months ended June 30, 2012, and we have classified DIS’ results of operations as discontinued operations for all periods presented based on the guidance in ASC 205.

Net operating revenues and income (loss) before income taxes reported in discontinued operations are as follows:

	Three Months Ended March 31,
	2012	2011
Net operating revenues	$56	$54
Income (loss) before income taxes	2	(10)

Included in loss before income taxes from discontinued operations in the three months ended March 31, 2011 is approximately $10 million of expense related to the settlement of two Hurricane Katrina-related class action lawsuits, which amount is net of approximately $10 million of expected recoveries from our reinsurance carriers in connection with the settlement. We had previously recorded a $5 million reserve for this matter as of December 31, 2010.

Should we dispose of additional hospitals or other assets in the future, we may incur additional asset impairment and restructuring charges in future periods.

IMPAIRMENT AND RESTRUCTURING CHARGES	3 Months Ended
Mar. 31, 2012
IMPAIRMENT AND RESTRUCTURING CHARGES
IMPAIRMENT AND RESTRUCTURING CHARGES

NOTE 4. IMPAIRMENT AND RESTRUCTURING CHARGES

During the three months ended March 31, 2012, we recorded net impairment and restructuring charges of $3 million relating to the impairment of obsolete assets.

During the three months ended March 31, 2011, we recorded net impairment and restructuring charges of $8 million, consisting of $3 million of employee severance costs, $3 million of lease termination costs and $2 million of other related costs.

Our impairment tests presume stable, improving or, in some cases, declining results in our hospitals, which are based on programs and initiatives being implemented that are designed to achieve the hospital’s most recent projections. If these projections are not met, or if in the future negative trends occur that impact our future outlook, impairments of long-lived assets and goodwill may occur, and we may incur additional restructuring charges, which could be material.

As of March 31, 2012, our continuing operations were structured as follows:

·            Our California region included all of our hospitals in California;

·            Our Central region included all of our hospitals in Missouri, Tennessee and Texas;

·            Our Florida region included all of our hospitals in Florida; and

·            Our Southern States region included all of our hospitals in Alabama, Georgia, North Carolina, Pennsylvania and South Carolina.

These regions are reporting units used to perform our goodwill impairment analysis and are one level below our operating segment level.

The tables below are reconciliations of beginning and ending liability balances in connection with restructuring charges recorded during the three months ended March 31, 2012 and 2011 in continuing and discontinued operations:

	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Three Months Ended March 31, 2012
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$6	$0	$(1)	$(0)	$5
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	5	0	0	0	5
	$11	$0	$(1)	$(0)	$10
Three Months Ended March 31, 2011
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$4	$8	$(2)	$(1)	$9
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	6	0	0	0	6
	$10	$8	$(2)	$(1)	$15

The above liability balances at March 31, 2012 are included in other current liabilities and other long-term liabilities in the accompanying Condensed Consolidated Balance Sheets. Cash payments to be applied against these accruals at March 31, 2012 are expected to be approximately $3 million in 2012 and $7 million thereafter. The column labeled “Other” above represents charges recorded in restructuring expense that are not recorded in the liability account, such as the acceleration of stock-based compensation expense related to severance agreements.

LONG-TERM DEBT AND LEASE OBLIGATIONS	3 Months Ended
Mar. 31, 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
LONG-TERM DEBT AND LEASE OBLIGATIONS

NOTE 5. LONG-TERM DEBT AND LEASE OBLIGATIONS

The table below shows our long-term debt as of March 31, 2012 and December 31, 2011:

	March 31,	December 31,
	2012	2011
Senior notes:
6 1/2%, due 2012	$57	$57
7 3/8%, due 2013	216	216
9 7/8%, due 2014	60	60
9 1/4%, due 2015	474	474
8%, due 2020	600	600
6 7/8%, due 2031	430	430
Senior secured notes:
9%, due 2015	1	1
6 1/4%, due 2018	900	900
10%, due 2018	714	714
8 7/8%, due 2019	925	925
Credit facility due 2016	283	80
Capital leases and mortgage notes	49	32
Unamortized note discounts	(126)	(129)
Total long-term debt	4,583	4,360
Less current portion	288	66
Long-term debt, net of current portion	$4,295	$4,294

Credit Agreement

We have a senior secured revolving credit facility, as amended November 29, 2011 (“Credit Agreement”), that provides, subject to borrowing availability, for revolving loans in an aggregate principal amount of up to $800 million, with a $300 million subfacility for standby letters of credit. The Credit Agreement has a scheduled maturity date of November 29, 2016, subject to our repayment or refinancing on or before December 3, 2014 of approximately $238 million of the aggregate outstanding principal amount of our 9 1/4% senior notes due 2015 (approximately $474 million of which was outstanding at March 31, 2012). If such repayment or refinancing does not occur, borrowings under the Credit Agreement will be due December 3, 2014. The revolving credit facility is collateralized by patient accounts receivable of all of our wholly owned acute care and specialty hospitals. In addition, borrowings under the Credit Agreement are guaranteed by our wholly owned hospital subsidiaries. Outstanding revolving loans accrue interest during a six-month initial period ending in May 2012 at the rate of either (i) a base rate plus a margin of 1.25% or (ii) the London Interbank Offered Rate (“LIBOR”) plus a margin of 2.25% per annum. Thereafter, outstanding revolving loans accrue interest at a base rate plus a margin ranging from 1.00% to 1.50% or LIBOR plus a margin ranging from 2.00% to 2.50% per annum based on available credit. An unused commitment fee will be payable on the undrawn portion of the revolving loans at a six-month initial rate ending in May 2012 of 0.438% per annum. Thereafter, the unused commitment fee will range from 0.375% to 0.500% per annum based on available credit. Our borrowing availability is based on a specified percentage of eligible accounts receivable, including self-pay accounts. At March 31, 2012, we had $283 million of cash borrowings outstanding under the revolving credit facility subject to an interest rate of 2.46%, and we had approximately $162 million of standby letters of credit outstanding. Based on our eligible receivables, approximately $355 million was available for borrowing under the revolving credit facility at March 31, 2012.

Interest Rate Swap and LIBOR Cap Agreements

We were party to an interest rate swap agreement for an aggregate notional amount of $600 million from February 14, 2011 through August 2, 2011. The interest rate swap agreement was designated as a fair value hedge and was being used to manage our exposure to future changes in interest rates. It had the effect of converting our 10% senior secured notes due 2018 from a fixed interest rate paid semi-annually to a variable interest rate paid semi-annually based on the six-month LIBOR plus a floating rate spread of 6.60%. During the term of the interest rate swap agreement, changes in the fair value of the interest rate swap agreement and changes in the fair value of the 10% senior secured notes, which we expected to substantially offset each other, were recorded in interest expense.

During the three months ended March 31, 2011, $8 million in losses from mark-to-market adjustments on the interest rate swap agreement and $11 million in losses from mark-to-market adjustments on the hedged senior secured notes were included in net interest expense in the accompanying Condensed Consolidated Statements of Operations. As mentioned above, we subsequently terminated the interest rate swap agreement in August 2011; this agreement generated $8 million of cash interest savings and a $22 million gain on the settlement of the agreement. We used the interest rate forward curve to estimate the fair values of the interest rate swap agreement and the hedged senior secured notes.

The fair value of the LIBOR cap agreement included in investments and other assets in the accompanying Condensed Consolidated Balance Sheets totaled less than $1 million at both March 31, 2012 and December 31, 2011. In addition, see Note 13 for the disclosure of the fair value of the LIBOR cap agreement.

GUARANTEES	3 Months Ended
Mar. 31, 2012
GUARANTEES
GUARANTEES

NOTE 6. GUARANTEES

At March 31, 2012, the maximum potential amount of future payments under our income and revenue collection guarantees was $146 million. We had a liability of $101 million recorded for these guarantees included in other current liabilities at March 31, 2012.

We have also guaranteed minimum rent revenue to certain landlords who built medical office buildings on or near our hospital campuses. The maximum potential amount of future payments under these guarantees at March 31, 2012 was $6 million. We had a liability of $4 million recorded for these guarantees, of which $1 million was included in other current liabilities and $3 million was included in other long-term liabilities, at March 31, 2012.

EMPLOYEE BENEFIT PLANS	3 Months Ended
Mar. 31, 2012
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 7. EMPLOYEE BENEFIT PLANS

At March 31, 2012, approximately 16 million shares of common stock were available under our 2008 Stock Incentive Plan for future stock option grants and other incentive awards, including restricted stock units. Options have an exercise price equal to the fair market value of the shares on the date of grant and generally expire 10 years from the date of grant. A restricted stock unit is a contractual right to receive one share of our common stock or the equivalent value in cash in the future. Options and restricted stock units typically vest one-third on each of the first three anniversary dates of the grant; however, from time to time, we grant performance-based options and restricted stock units that vest subject to the achievement of specified performance goals within a specified timeframe.

Our income from continuing operations for the three months ended March 31, 2012 and 2011 includes $8 million and $7 million, respectively, of pre-tax compensation costs related to our stock-based compensation arrangements.

Stock Options

The following table summarizes stock option activity during the three months ended March 31, 2012:

	Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Weighted Average Remaining Life
			(In Millions)
Outstanding as of December 31, 2011	33,993,572	$6.26
Granted	1,760,000	5.65
Exercised	(2,409,980)	1.91
Forfeited/Expired	(308,383)	5.67
Outstanding as of March 31, 2012	33,035,209	$6.55	$60	5.1 years
Vested and expected to vest at March 31, 2012	33,001,354	$6.55	$60	5.1 years
Exercisable as of March 31, 2012	31,107,224	$6.62	$60	4.9 years

There were 2,409,980 stock options exercised during the three months ended March 31, 2012 with a $9 million aggregate intrinsic value, and 1,794,216 stock options exercised during the same period in 2011 with a $10 million aggregate intrinsic value.

As of March 31, 2012, there were $5 million of total unrecognized compensation costs related to stock options. These costs are expected to be recognized over a weighted average period of 2.6 years.

In the three months ended March 31, 2012, we granted an aggregate of 1,760,000 stock options under our 2008 Stock Incentive Plan to certain of our senior officers. Half of these stock options are subject to time-vesting and the remainder were granted subject to performance-based vesting. If all conditions are met, the performance-based options will vest and be settled ratably over a three-year period from the date of the grant. In the three months ended March 31, 2011, there were no stock options granted.

The weighted average estimated fair value of stock options we granted in the three months ended March 31, 2012 was $2.99 per share for our top 11 employees. We did not grant stock options to any other employees in the three months ended March 31, 2012. These fair values were calculated based on each grant date, using a binomial lattice model with the following assumptions:

Three Months Ended March 31, 2012
Top Eleven Employees
Expected volatility	52%
Expected dividend yield	0%
Expected life	6.9 years
Expected forfeiture rate	2%
Risk-free interest rate	1.41%
Early exercise threshold	70% gain
Early exercise rate	20% per year

The expected volatility used in the binomial lattice model incorporated historical and implied share-price volatility and was based on an analysis of historical prices of our stock and open-market exchanged options. The expected volatility reflects the historical volatility for a duration consistent with the contractual life of the options, and the volatility implied by the trading of options to purchase our stock on open-market exchanges. The historical share-price volatility excludes the movements in our stock price during the period October 1, 2002 through December 31, 2002 due to unique events occurring during that time, which caused extreme volatility in our stock price, and two dates with unusual volatility due to an unsolicited acquisition proposal. The expected life of options granted is derived from the output of the binomial lattice model and represents the period of time that the options are expected to be outstanding. This model incorporates an early exercise assumption in the event of a significant increase in stock price. The risk-free interest rates are based on zero-coupon United States Treasury yields in effect at the date of grant consistent with the expected exercise timeframes.

The following table summarizes information about our outstanding stock options at March 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 to $1.149	13,967,335	6.9 years	$1.14	13,967,335	$1.14
$1.15 to $10.639	11,961,317	5.3 years	7.14	10,033,332	7.48
$10.64 to $13.959	2,864,135	1.9 years	12.11	2,864,135	12.11
$13.96 to $17.589	3,594,422	0.8 years	17.09	3,594,422	17.09
$17.59 to $28.759	612,000	0.6 years	28.16	612,000	28.16
$28.76 and over	36,000	0.3 years	45.14	36,000	45.14
	33,035,209	5.1 years	$6.55	31,107,224	$6.62

Restricted Stock Units

The following table summarizes restricted stock unit activity during the three months ended March 31, 2012:

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2011	7,709,226	$6.13
Granted	5,122,500	5.63
Vested	(3,219,252)	5.93
Forfeited	(351,987)	6.04
Unvested as of March 31, 2012	9,260,487	$5.93

In the three months ended March 31, 2012, we granted 4,657,500 restricted stock units subject to time-vesting. In addition, we granted 465,000 performance-based restricted stock units to certain of our senior officers. If all conditions are met, the performance-based restricted stock units will vest and be settled ratably over a three-year period from the date of the grant.

As of March 31, 2012, there were $48 million of total unrecognized compensation costs related to restricted stock units. These costs are expected to be recognized over a weighted average period of 2.3 years.

EQUITY	3 Months Ended
Mar. 31, 2012
EQUITY
EQUITY

NOTE 8. EQUITY

We accrued approximately $6 million, or $17.50 per share, for dividends on our 7% mandatory convertible preferred stock in the three months ended March 31, 2012, and paid the dividends in April 2012.

On May 9, 2011, we announced that our board of directors had authorized the repurchase of up to $400 million of our common stock through a share repurchase program. Under the program, shares could be purchased in the open market or through privately negotiated transactions in a manner consistent with applicable securities laws and regulations, including pursuant to a Rule 10b5-1 plan maintained by the Company, at times and in amounts based on market conditions and other factors. The share repurchase program, which was scheduled to expire on May 9, 2012, was completed in January 2012. Pursuant to the program, we repurchased a total of 81,073,764 shares for approximately $400 million as shown in the following table:

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program
	(In Thousands)		(In Thousands)	(In Millions)
May 12, 2011 through December 31, 2011	75,766	$4.94	75,766	$26
January 1, 2012 through January 31, 2012	5,308	4.93	5,308	0
Total	81,074	$4.94	81,074	$0

Repurchased shares are recorded based on settlement date and are held as treasury stock.

The following table shows the changes in consolidated equity during the three months ended March 31, 2012 and 2011 (dollars in millions, share amounts in thousands):

	Tenet Healthcare Corporation Shareholders’ Equity
	Preferred Stock		Common Stock
	Shares Outstanding	Issued Amount	Shares Outstanding	Issued Par Amount	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Treasury Stock	Noncontrolling Interests	Total Equity
Balances at December 31, 2011	345,000	$334	415,026	$27	$4,407	$(52)	$(1,440)	$(1,853)	$69	$1,492
Net income	0	0	0	0	0	0	64	0	3	67
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(3)	(3)
Contribution from noncontrolling interests	0	0	0	0	0	0	0	0	2	2
Other comprehensive income	0	0	0	0	0	3	0	0	0	3
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Repurchase of common stock	0	0	(5,308)	0	0	0	0	(26)	0	(26)
Stock-based compensation expense and issuance of common stock	0	0	3,813	0	2	0	0	0	0	2
Balances at March 31, 2012	345,000	$334	413,531	$27	$4,403	$(49)	$(1,376)	$(1,879)	$71	$1,531

Balances at December 31, 2010	345,000	$334	485,783	$27	$4,449	$(43)	$(1,522)	$(1,479)	$53	$1,819
Net income	0	0	0	0	0	0	79	0	3	82
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(2)	(2)
Purchases of businesses or joint venture interests	0	0	0	0	0	0	0	0	10	10
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Stock-based compensation expense and issuance of common stock	0	0	3,554	0	5	0	0	0	0	5
Balances at March 31, 2011	345,000	$334	489,337	$27	$4,448	$(43)	$(1,443)	$(1,479)	$64	$1,908

PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE	3 Months Ended
Mar. 31, 2012
PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE
PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE

NOTE 9. PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE

Property Insurance

We have property, business interruption and related insurance coverage to mitigate the financial impact of catastrophic events or perils that is subject to deductible provisions based on the terms of the policies. These policies are on an occurrence basis. For the annual policy periods April 1, 2010 through March 31, 2013, we have coverage totaling $600 million per occurrence, after deductibles and exclusions, with annual aggregate sub-limits of $100 million each for floods and earthquakes and a per-occurrence sub-limit of $100 million for windstorms with no annual aggregate. With respect to fires and other perils, excluding floods, earthquakes and windstorms, the total $600 million limit of coverage per occurrence applies. Deductibles are 5% of insured values up to a maximum of $25 million for floods, California earthquakes and wind-related claims, and 2% of insured values for New Madrid fault earthquakes, with a maximum per claim deductible of $25 million. Other covered losses, including fires and other perils, have a minimum deductible of $1 million.

Professional and General Liability Insurance

At March 31, 2012 and December 31, 2011, the aggregate current and long-term professional and general liability reserves in our accompanying Condensed Consolidated Balance Sheets were approximately $398 million and $412 million, respectively. These reserves include the reserves recorded by our captive insurance subsidiaries and our self-insured retention reserves recorded based on actuarial estimates for the portion of our professional and general liability risks, including incurred but not reported claims, for which we do not have insurance coverage. We estimated the reserves for losses and related expenses using expected loss-reporting patterns discounted to their present value under a risk-free rate approach using a Federal Reserve seven-year maturity rate of 1.61% and 1.35% at March 31, 2012 and December 31, 2011, respectively.

For the policy period June 1, 2011 through May 31, 2012, our hospitals generally have a self-insurance retention of $5 million per occurrence for all claims incurred. Our captive insurance company, The Healthcare Insurance Corporation (“THINC”), retains $10 million per occurrence coverage above our hospitals’ $5 million self-insurance retention level. The next $10 million of claims in excess of these aggregate self-insurance retentions of $15 million per occurrence are 65% reinsured by THINC with independent reinsurance companies, with THINC retaining 35% or a maximum of $3.5 million. Claims in excess of $25 million are covered by our excess professional and general liability insurance policies with major independent insurance companies, on a claims-made basis, subject to an aggregate limit of $175 million.

If the aggregate limit of any of our excess professional and general liability policies is exhausted, in whole or in part, it could deplete or reduce the excess limits available to pay any other material claims applicable to that policy period.

Included in other operating expenses, net, in the accompanying Condensed Consolidated Statements of Operations is malpractice expense of $28 million and $27 million for the three months ended March 31, 2012 and 2011, respectively.

CLAIMS AND LAWSUITS	3 Months Ended
Mar. 31, 2012
CLAIMS AND LAWSUITS
CLAIMS AND LAWSUITS

NOTE 10. CLAIMS AND LAWSUITS

We operate in a highly regulated and litigious industry. As a result, various lawsuits, claims, and legal and regulatory proceedings have been and can be expected to continue to be instituted or asserted against us. The resolution of any of these matters could have a material adverse effect on our results of operations, financial condition or cash flows in a given period.

In accordance with the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) 450, “Contingencies,” and related guidance, we record accruals for estimated losses relating to claims and lawsuits when available information indicates that a loss is probable and the amount of the loss, or range of loss, can be reasonably estimated. Where a loss on a material matter is reasonably possible and estimable, we disclose an estimate of the loss or a range of loss. In cases where we have not disclosed an estimate, we have concluded that the loss is either not reasonably possible or the loss, or a range of loss, is not reasonably estimable, based on available information.

1.                                      Governmental Reviews—Health care companies are subject to numerous investigations by various governmental agencies. Further, private parties have the right to bring qui tam or “whistleblower” lawsuits against companies that allegedly submit false claims for payments to, or improperly retain overpayments from, the government and, in some states, private payers. Certain of our individual facilities have received inquiries from government agencies, and our facilities may receive such inquiries in future periods.

The following is an update of recently settled and material pending governmental reviews, all of which have been previously reported.

·                  Inpatient Rehabilitation Facilities Review. On April 10, 2012, we entered into a voluntary civil settlement with the U.S. Attorney’s Office, Northern District of Georgia, the U.S. Department of Health and Human Services (“HHS”) and the U.S. Department of Justice (“DOJ”) for a cash payment of $42.75 million (which was fully reserved at December 31, 2011 and paid in April 2012). The settlement resolves a Medicare overpayment issue, which we initially reported to the Office of Inspector General (“OIG”) of HHS in October 2007, related to inpatient rehabilitation admissions at 25 active and divested inpatient hospitals and units for the period May 15, 2005 through December 31, 2007.

·                  Kyphoplasty Review. The DOJ, in coordination with the OIG, has contacted a number of hospitals requesting information regarding their billing practices for kyphoplasty procedures. Kyphoplasty is a surgical procedure used to treat pain and related conditions associated with certain vertebrae injuries. As of March 31, 2012, seven of our hospitals had received information requests from the DOJ regarding these procedures. The government requested the information in connection with its review of the appropriateness of Medicare patients receiving kyphoplasty procedures on an inpatient as opposed to an outpatient basis.

·                  Review of Florida Medical Center’s Partial Hospitalization Program. In February 2009, the fiscal intermediary for our Florida Medical Center began a probe review of the group billing practices of that facility’s partial hospitalization program, a psychiatric treatment program that had the capacity to treat 15 patients on an outpatient basis. We also examined the records reviewed by the fiscal intermediary and independently determined that patients had multiple outpatient admissions with lengths of stay longer than expected for this type of program. As a result of our review of this matter, we closed the program and, pursuant to our now-expired corporate integrity agreement, notified the OIG about our findings in June 2009. Our subsequent submission of this matter into the OIG’s voluntary self-disclosure protocol was accepted. The review of this matter is ongoing, but the parties are engaged in informal, non-binding and exploratory discussions about a potential non-judicial resolution of this matter.

·                  Review of ICD Implantation Procedures. In March 2010, the DOJ issued a civil investigative demand (“CID”) pursuant to the federal False Claims Act to one of our hospitals. The CID requested information regarding Medicare claims submitted by our hospital in connection with the implantation of implantable cardioverter defibrillators (“ICDs”) during the period 2002 to the date of the letter. The government is seeking this information to determine if ICD implantation procedures were performed in accordance with Medicare coverage requirements. The DOJ has since notified us that it also intends to review records and documents from 32 of our other hospitals in addition to the hospital that originally received the CID. We understand that the DOJ has submitted similar requests to other hospital companies as well.

Our analysis of several of these matters is still ongoing, and we are unable to predict with any certainty the progress or final outcome of any discussions with government agencies at this time. However, based on currently available information, as of March 31, 2012, we had recorded reserves of approximately $49 million in the aggregate with respect to the foregoing governmental proceedings, including the now-settled inpatient rehabilitation facilities review described above. Changes in the reserves may be required in the future as additional information becomes available. We cannot predict the ultimate resolution of any governmental review, and the final amounts paid in settlement or otherwise, if any, could differ materially from our currently recorded reserves.

2.                                      Lawsuits Resulting from Hurricane Katrina—In January 2012, we reached an agreement in principle to settle for approximately $12 million a purported class action lawsuit filed on behalf of persons allegedly injured following Hurricane Katrina at Lindy Boggs Medical Center (one of our former New Orleans area hospitals). The settlement, which will be covered in full by our excess insurance carrier, will be apportioned among the eligible class members who file a proof of claim once the Civil District Court for the Parish of Orleans certifies the class in that case — which is captioned Dunn, et al. v. Tenet Mid-City Medical, L.L.C. (formerly d/b/a Lindy Boggs Medical Center), et al. The parties will execute a final settlement agreement in May 2012 and will present the agreement to the court for preliminary approval in June 2012. Following the court’s preliminary approval, the settlement will be subject to a fairness hearing with class members and final review by the court.

In addition, we are defendants in 10 individual Hurricane Katrina-related lawsuits filed in Louisiana. As of March 31, 2012, trial dates had not been set in these individual cases. In general, the plaintiffs allege that the hospitals were negligent in failing to properly prepare for Hurricane Katrina by, among other things, failing to evacuate patients ahead of the storm and failing to have properly configured emergency generator systems. The plaintiffs seek unspecified damages for the alleged wrongful death of some patients, aggravation of pre-existing illnesses or injuries to other patients, and additional claims. Although we are unable to predict the ultimate resolution of the pending lawsuits, we do not believe the outcome of these matters, either individually or collectively, will have a material adverse effect on our business, financial condition, results of operations or cash flows.

3.                                      Hospital-Related Tort Claim—On November 16, 2011, following a trial in the Superior Court in Los Angeles County, California, a jury awarded the plaintiff in the matter of Rosenberg v. Encino-Tarzana Regional Medical Center and Tenet Healthcare Corporation compensatory damages in the amount of approximately $2.4 million. In her complaint, the plaintiff alleged that she was assaulted in April 2006 by a hospital employee while a patient at Tarzana Regional Medical Center (a hospital we have since divested). On November 17, 2011, the jury awarded the plaintiff a $65 million verdict against our former hospital for punitive damages.

Based on available information, and after taking into account the verdicts of the jury, management determined in the three months ended December 31, 2011 that a loss with respect to this matter is probable and, as a result, recorded a reserve of approximately $6 million in discontinued operations. For purposes of computing the reserve, management estimated that the probable range of loss would be between approximately $6 million and $25 million (including approximately $1 million in attorneys’ fees) based on our expectation, after analysis of relevant case law, that a California court would apply U.S. Supreme Court opinions that generally limit, as a matter of constitutional law, the amount of a punitive award to be no more than a multiple of nine times the compensatory award and, in the case of a substantial compensatory award, to be no more than a multiple of one times that award. At that time, management concluded that no amount within this range is any more likely than any other; therefore, in accordance with ASC 450, the accrual was recorded at the low end of the estimated range.

On May 3, 2012, following our motion for a new trial and after considering the evidence and the factors as annunciated by California and U.S. Supreme Court precedent, the judge in the Rosenberg matter reduced the punitive damage award from $65 million to $5 million and issued a conditional order granting our former hospital a new trial unless the plaintiff agrees to such reduction. Although we are unable to predict the ultimate resolution of this lawsuit at this time, we continue to believe that the current reserve, recorded at the low end of the estimated range, reflects our probable liability. We intend to continue to vigorously defend ourselves in this matter.

4.                                      Ordinary Course Matters—As previously reported, we are defendants in two coordinated lawsuits in Los Angeles Superior Court alleging that our hospitals violated certain provisions of California’s labor laws and applicable wage and hour regulations. The cases are: McDonough, et al. v. Tenet Healthcare Corporation (which was filed in June 2003) and Tien, et al. v. Tenet Healthcare Corporation (which was filed in May 2004). The plaintiffs seek back pay, statutory penalties, interest and attorneys’ fees. The plaintiffs’ requests for class certification were denied in the lower court, and the appellate court affirmed the lower court’s ruling. The California Supreme Court granted the plaintiffs’ petition for review of the lower court’s ruling, but deferred further action in the matter pending its decision in a similar case. In light of the court’s ruling in that case, which was issued on April 12, 2012, and the lower court’s reasoning in McDonough and Tien, we anticipate that the California Supreme Court will affirm the appellate decision affirming the denial of class certification in the coordinated lawsuits. Based on available information, we continue to believe at this time that the ultimate resolution of these matters will not have a material adverse effect on our business, financial condition, results of operations or cash flows.

We are also defendants in a class action lawsuit in which the plaintiffs claim that in April 1996 patient identifying records from a psychiatric hospital that we closed in 1995 were temporarily placed in an unsecure location while the hospital was undergoing renovations. The lawsuit, Doe, et al. v. Jo Ellen Smith Medical Foundation, was filed in the Civil District Court for the Parish of Orleans in Louisiana in March 1997 and is currently pending. The plaintiffs’ claims include allegations of tortious invasion of privacy and negligent infliction of emotional distress. The plaintiffs contend that the class consists of approximately 5,000 persons; however, only 8 individuals have been identified to date in the class certification process. The plaintiffs have asserted each member of the class is entitled to common damages under a theory of presumed “common damage” regardless of whether or not any members of the class were actually harmed or even aware of the incident. We believe there is no authority for an award of common damages under Louisiana law. In addition, we believe that there is no basis for the certification of this proceeding as a class action under applicable federal and Louisiana law precedents. However, the trial court has denied our motions for summary judgment and our motion to decertify the class. In March 2012, the Louisiana Supreme Court denied our interlocutory appeal of the trial court’s decision on summary judgment based on procedural grounds, noting that we retain an adequate remedy to appeal any adverse judgment that might be rendered by the trial court. In April 2012, we filed a notice of appeal of the trial court’s denial of our motion to decertify the proceeding as a class action. The notice of appeal was granted, and the trial has been stayed pending the outcome of the appeal. At this time, we are not able to estimate the reasonably possible loss or reasonably possible range of loss given: the small number of class members that have been identified or otherwise responded to the class certification process; the novel theories asserted by plaintiffs, including their assertion that a theory of presumed common damage exists under Louisiana law; uncertainties as to the timing and outcome of the appeals process; and the failure of the plaintiffs to provide any evidence of damages. We intend to vigorously contest the plaintiffs’ claims.

In addition to the matters described above, our hospitals are subject to investigations, claims and legal proceedings in the ordinary course of our business. Most of these matters involve allegations of medical malpractice or other injuries suffered at our hospitals. We are also party in the normal course of business to regulatory proceedings and private litigation concerning the terms of our union agreements and the application of various federal and state labor laws, rules and regulations governing, among other things, a variety of workplace wage and hour issues. Furthermore, our hospitals are routinely subject to sales and use tax audits and personal property tax audits by the state and local government jurisdictions in which they do business. The results of the audits are frequently disputed, and such disputes are ordinarily resolved by administrative appeals or litigation. It is management’s opinion that the ultimate resolution of these ordinary course investigations, claims and legal proceedings will not have a material adverse effect on our business, financial condition, results of operations or cash flows.

New claims or inquiries may be initiated against us from time to time. These matters could (1) require us to pay substantial damages or amounts in judgments or settlements, which individually or in the aggregate could exceed amounts, if any, that may be recovered under our insurance policies where coverage applies and is available, (2) cause us to incur substantial expenses, (3) require significant time and attention from our management, and (4) cause us to close or sell hospitals or otherwise modify the way we conduct business.

The table below presents reconciliations of the beginning and ending liability balances in connection with legal settlements and related costs recorded during the three months ended March 31, 2012 and 2011:

	Balances at Beginning of Period	Litigation and Investigation Costs	Cash Payments	Balances at End of Period

Three Months Ended March 31, 2012
Continuing operations	$49	$2	$(10)	$41
Discontinued operations	17	0	0	17
	$66	$2	$(10)	$58

Three Months Ended March 31, 2011
Continuing operations	$30	$11	$(6)	$35
Discontinued operations	0	0	0	0
	$30	$11	$(6)	$35

For the three months ended March 31, 2012 and 2011, we recorded net costs of $2 million and $11 million, respectively. The 2012 amount primarily related to costs associated with the legal proceedings and governmental reviews described above. The 2011 amount primarily related to costs associated with our evaluation of an unsolicited acquisition proposal received in November 2010 (which was subsequently withdrawn), the settlement of a union arbitration claim and costs to defend the Company in various matters.

INCOME TAXES	3 Months Ended
Mar. 31, 2012
INCOME TAXES
INCOME TAXES

NOTE 11. INCOME TAXES

Income tax expense in the three months ended March 31, 2012 included expense of $1 million related to continuing operations attributable to an increase in our estimated liabilities for uncertain tax positions, net of related deferred tax effects. The total amount of unrecognized tax benefits as of March 31, 2012 was $35 million ($34 million related to continuing operations and $1 million related to discontinued operations), which, if recognized, would impact our effective tax rate and income tax expense (benefit) from continuing and discontinued operations.

Our practice is to recognize interest and penalties related to income tax matters in income tax expense in our consolidated statements of operations. Approximately $0.2 million of interest and penalties related to accrued liabilities for uncertain tax positions ($0.1 million related to continuing operations and $0.1 million related to discontinued operations) are included in the accompanying Condensed Consolidated Statement of Operations for the three months ended March 31, 2012. Total accrued interest and penalties on unrecognized tax benefits as of March 31, 2012 were $10 million ($11 million related to continuing operations, partially offset by a $1 million benefit related to discontinued operations).

As of March 31, 2012, approximately $9 million of unrecognized federal and state tax benefits, as well as reserves for interest and penalties, may decrease in the next 12 months as a result of the settlement of audits, the filing of amended tax returns or the expiration of statutes of limitations.

EARNINGS PER COMMON SHARE	3 Months Ended
Mar. 31, 2012
EARNINGS PER COMMON SHARE
EARNINGS PER COMMON SHARE

NOTE 12. EARNINGS PER COMMON SHARE

The table below is a reconciliation of the numerators and denominators of our basic and diluted earnings per common share calculations for income from continuing operations for the three months ended March 31, 2012 and 2011. Income is expressed in millions and weighted average shares are expressed in thousands.

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2012
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$57	411,373	$0.14
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	73,500	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$63	484,873	$0.13

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2011
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$80	486,902	$0.16
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	78,279	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$86	565,181	$0.15

Stock options (in thousands) whose exercise price exceeded the average market price of our common stock and, therefore, were not included in the computation of diluted shares for the three months ended March 31, 2012 and 2011 were 15,316 and 18,753 shares, respectively.

FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 13. FAIR VALUE MEASUREMENTS

Our financial assets and liabilities recorded at fair value on a recurring basis primarily relate to investments in available-for-sale securities held by our captive insurance subsidiaries and our derivative contract. The following tables present information about our assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2012 and December 31, 2011. The following tables also indicate the fair value hierarchy of the valuation techniques we utilized to determine such fair values. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. We consider a security that trades at least weekly to have an active market. Fair values determined by Level 2 inputs utilize data points that are observable, such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

	March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Marketable securities – current	$2	$2	$0	$0
Investments in Reserve Yield Plus Fund	2	0	2	0
Marketable debt securities – noncurrent	18	3	14	1
	$22	$5	$16	$1
Derivative Contract (see Note 5):
LIBOR cap agreement asset	$0	$0	$0	$0

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Investments in Reserve Yield Plus Fund	$2	$0	$2	$0
Marketable debt securities – noncurrent	22	6	15	1
	$24	$6	$17	$1
Derivative Contract (see Note 5):
LIBOR cap agreement asset	$0	$0	$0	$0

There was no change in the fair value of our auction rate securities valued using significant unobservable inputs during the three months ended March 31, 2012.

At March 31, 2012, one of our captive insurance subsidiaries held $1 million of preferred stock and other securities that were distributed from auction rate securities whose auctions have failed due to sell orders exceeding buy orders. We were not required to record an other-than-temporary impairment of these securities during the three months ended March 31, 2012 or 2011.

The fair value of our long-term debt is based on quoted market prices. At March 31, 2012 and December 31, 2011, the estimated fair value of our long-term debt was approximately 105.5% and 104.9%, respectively, of the carrying value of the debt.

ACQUISITIONS	3 Months Ended
Mar. 31, 2012
ACQUISITIONS
ACQUISITIONS

NOTE 14. ACQUISITIONS

During the three months ended March 31, 2012, we acquired a majority interest in one ambulatory surgery center in which we previously held a noncontrolling interest, as well as five physician practice entities. The fair value of the consideration conveyed in the acquisitions (the “purchase price”) was $3 million.

We are required to allocate the purchase prices of the acquired businesses to assets acquired or liabilities assumed and, if applicable, noncontrolling interests based on their fair values. The excess of the purchase price allocation over those fair values is recorded as goodwill. We are in process of finalizing the purchase price allocations, including valuations of the acquired property and equipment, for several of the recently acquired outpatient centers; therefore, the purchase price allocations for those centers are subject to adjustment once the valuations are completed.

Purchase price allocations for the acquisitions made during the three months ended March 31, 2012 are as follows:

Current assets	$1
Property and equipment	1
Goodwill	2
Current liabilities	(1)
Net cash paid	$3

The goodwill generated from these transactions, which we anticipate will be fully deductible for income tax purposes, can be attributed to the benefits that we expect to realize from operating efficiencies and increased reimbursement. Approximately $1 million in acquisition costs related to prospective and closed acquisitions were expensed during the three months ended March 31, 2012.

RECENT ACCOUNTING STANDARDS	3 Months Ended
Mar. 31, 2012
RECENT ACCOUNTING STANDARDS
RECENT ACCOUNTING STANDARDS

NOTE 15. RECENT ACCOUNTING STANDARDS

Effective January 1, 2012, we adopted ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” The adoption had no impact on our financial condition, results of operations or cash flows.

Effective January 1, 2012, we adopted ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” which requires that all nonowner changes in shareholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The adoption had no impact on our financial condition, results of operations or cash flows.

Effective January 1, 2012, we adopted ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment,” which permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The adoption had no impact on our financial condition, results of operations or cash flows.

SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

Medicare Rural Floor Budget Neutrality Adjustment Settlement—In April 2012, we entered into an industry-wide settlement with the HHS, the Secretary of HHS and CMS that corrects Medicare payments made to providers for inpatient hospital services for a number of prior periods. As a result of this settlement, we recorded a net gain of approximately $75 million in continuing operations and approximately $9 million in discontinued operations during the three months ended March 31, 2012. This settlement is included in accounts receivable in the accompanying Condensed Consolidated Balance Sheet as of March 31, 2012.

Repurchase of Preferred Stock—In April 2012, we also completed a repurchase and subsequent retirement of 298,700 shares of our 7% mandatory convertible preferred stock financed by the issuance of $141 million aggregate principal amount of our 6 1/4% senior secured notes due 2018 and $150 million aggregate principal amount of our 8% senior notes due 2020.

Proposed Sale of Hospital— Also in April 2012, we entered into a non-binding letter of intent to sell our interest in Creighton University Medical Center (“CUMC”). We may classify the hospital in discontinued operations starting in the three months ended June 30, 2012. During the three months ended March 31, 2012, CUMC generated net operating revenues of $43 million and operating income of less than $1 million. At March 31, 2012, CUMC’s total assets were $167 million. The sale transaction price, including working capital, would be approximately $63 million. If the transaction is consummated, we would recognize a pre-tax non-cash impairment charge of approximately $100 million ($50 million after-tax and after a noncontrolling interest benefit) as a component of discontinued operations. The impairment is not expected to result in any significant cash expenditures and is subject to finalization of definitive agreements and customary closing conditions.

SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION
SEGMENT

NOTE 17. SEGMENT INFORMATION

Historically, our business has consisted of one reportable segment, Hospital Operations. However, during the three months ended June 30, 2012, our Hospital Operations segment and our Conifer segment entered into formal agreements, effective January 1, 2012, pursuant to which it was agreed that services provided by both parties to each other would be billed based on estimated third-party pricing terms. As a result, we have presented Conifer as a separate reportable business segment for all periods presented. The factors for determining the reportable segments include the manner in which management evaluates operating performance combined with the nature of the individual business activities.

Our core business is Hospital Operations, which is focused on providing acute care treatment, including inpatient care, intensive care, cardiac care, radiology services, emergency medical treatment and outpatient services. At March 31, 2012, our subsidiaries operated 49 hospitals in continuing operations, including three academic medical centers and one critical access hospital, with a combined total of 13,175 licensed beds, primarily serving urban and suburban communities in 10 states. Our subsidiaries also operated 98 free-standing and provider-based diagnostic imaging centers, ambulatory surgery centers, urgent care centers and free-standing emergency departments in 11 states at March 31, 2012. We also own an interest in an HMO and operate: various related health care facilities, including a long-term acute care hospital and a number of medical office buildings (all of which are located on, or nearby, our hospital campuses); physician practices; captive insurance companies; and occupational and rural health care clinics.

We also operate revenue cycle management, health care information management and patient communications services businesses under our Conifer subsidiary. In addition, Conifer operates a management services business that provides network development, utilization management, claims processing and contract negotiation services to physician organizations and hospitals that assume managed care risk. At March 31, 2012, Conifer provided these services to over 300 Tenet and non-Tenet hospitals and other health care organizations.

As mentioned above, in 2012, our Conifer segment and our Hospital Operations segment entered into formal agreements documenting terms and conditions of various services provided by Conifer to Tenet hospitals, as well as certain administrative services provided by our Hospital Operations segment to Conifer. The services provided by both parties under these agreements are charged to the other party based on estimated third-party pricing terms. In 2011, the services provided by both parties were charged to the other party based on an estimate of the internal costs to provide such services.

The following table includes amounts for each of our reportable segments and the reconciling items necessary to agree to amounts reported in the accompanying Condensed Consolidated Balance Sheets and Condensed Consolidated Statements of Operations:

	March 31,	December 31,
	2012	2011
Assets:
Hospital Operations and other	$8,472	$8,389
Conifer	73	73
Total	$8,545	$8,462

	Three Months Ended
	March 31,
	2012	2011
Capital expenditures:
Hospital Operations and other	$133	$113
Conifer	3	3
Total	$136	$116

Revenues:
Hospital Operations and other	$2,285	$2,236
Conifer
Tenet	90	60
Other customers	17	14
	2,392	2,310
Intercompany eliminations	(90)	(60)
Total	$2,302	$2,250

Adjusted EBITDA:
Hospital Operations and other	$285	$366
Conifer	25	5
Total	$310	$371

Depreciation and amortization:
Hospital Operations and other	$98	$96
Conifer	2	2
Total	$100	$98

Adjusted EBITDA	$310	$371
Depreciation and amortization	(100)	(98)
Interest expense	(98)	(118)
Litigation and investigation costs	(2)	(11)
Impairment of long-lived assets	(3)	(8)
Investment earnings	1	1
Income before income taxes	$108	$137

Due to the fact that Conifer’s revenues from providing services to Tenet’s hospitals are based on estimated third-party billing terms in 2012 but not in 2011, the following supplemental table presents 2012 EBITDA on a comparable basis to the 2011 presentation.

	Three Months Ended
	March 31,
	2012	2011
Adjusted supplemental EBITDA:
Hospital Operations and other	$301	$366
Conifer	9	5
Total	$310	$371

BASIS OF PRESENTATION (Policies)	3 Months Ended
Mar. 31, 2012
BASIS OF PRESENTATION
Basis of Presentation

Basis of Presentation

This quarterly report supplements our Annual Report on Form 10-K for the year ended December 31, 2011 (“Annual Report”). As permitted by the Securities and Exchange Commission (“SEC”) for interim reporting, we have omitted certain notes and disclosures that substantially duplicate those in our Annual Report. For further information, refer to the audited Consolidated Financial Statements and notes included in our Annual Report. Unless otherwise indicated, all financial and statistical data included in these notes to our Condensed Consolidated Financial Statements relate to our continuing operations, with dollar amounts expressed in millions (except per-share amounts). Certain balances in the accompanying Condensed Consolidated Financial Statements and these notes have been reclassified to give retrospective presentation to the discontinued operations described in Note 3. Certain prior-year amounts have been reclassified to conform to the current-year presentation.

Effective December 31, 2011, we adopted Accounting Standards Update (“ASU”) 2011-07, “Health Care Entities (Topic 954): Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts for Certain Health Care Entities,” which requires health care entities to present the provision for doubtful accounts relating to patient service revenue as a deduction from patient service revenue in the statement of operations rather than as an operating expense. All periods presented have been reclassified in accordance with the provisions of ASU 2011-07. Also effective December 31, 2011, we reclassified the electronic health record incentives previously recorded as net operating revenues to the operating expenses section of our consolidated statements of operations.

Although the Condensed Consolidated Financial Statements and related notes within this document are unaudited, we believe all adjustments considered necessary for a fair presentation have been included. In preparing our financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”), we must use estimates and assumptions that affect the amounts reported in our Condensed Consolidated Financial Statements and these accompanying notes. We regularly evaluate the accounting policies and estimates we use. In general, we base the estimates on historical experience and on assumptions that we believe to be reasonable given the particular circumstances in which we operate. Actual results may vary from those estimates. Financial and statistical information we report to other regulatory agencies may be prepared on a basis other than GAAP or using different assumptions or reporting periods and, therefore, may vary from amounts presented herein. Although we make every effort to ensure that the information we report to those agencies is accurate, complete and consistent with applicable reporting guidelines, we cannot be responsible for the accuracy of the information they make available to the public.

Operating results for the three month period ended March 31, 2012 are not necessarily indicative of the results that may be expected for the full year. Reasons for this include, but are not limited to: overall revenue and cost trends, particularly the timing and magnitude of price changes; fluctuations in contractual allowances and cost report settlements and valuation allowances; managed care contract negotiations, settlements or terminations and payer consolidations; changes in Medicare and Medicaid regulations; Medicaid funding levels set by the states in which we operate; the timing of approval by the Centers for Medicare and Medicaid Services (“CMS”) of Medicaid provider fee revenue programs; trends in patient accounts receivable collectability and associated provisions for doubtful accounts; fluctuations in interest rates; levels of malpractice insurance expense and settlement trends; the timing of when we meet the criteria to recognize electronic health record incentives; impairment of long-lived assets and goodwill; restructuring charges; losses, costs and insurance recoveries related to natural disasters; litigation and investigation costs; acquisitions and dispositions of facilities and other assets; income tax rates and deferred tax asset valuation allowance activity; changes in estimates of accruals for annual incentive compensation; the timing and amounts of stock option and restricted stock unit grants to employees and directors; gains or losses from early extinguishment of debt; and changes in occupancy levels and patient volumes. Factors that affect patient volumes and, thereby, our results of operations at our hospitals and related health care facilities include, but are not limited to: the business environment, economic conditions and demographics of local communities; the number of uninsured and underinsured individuals in local communities treated at our hospitals; seasonal cycles of illness; climate and weather conditions; physician recruitment, retention and attrition; advances in technology and treatments that reduce length of stay; local health care competitors; managed care contract negotiations or terminations; any unfavorable publicity about us, which impacts our relationships with physicians and patients; changes in health care regulations; and the timing of elective procedures. These considerations apply to year-to-year comparisons as well.

Net Operating Revenues before Provision for Doubtful Accounts

Net Operating Revenues Before Provision for Doubtful Accounts

We recognize net operating revenues before provision for doubtful accounts in the period in which our services are performed. Net operating revenues before provision for doubtful accounts primarily consist of net patient service revenues that are recorded based on established billing rates (i.e., gross charges), less estimated discounts for contractual and other allowances, principally for patients covered by Medicare, Medicaid, managed care and other health plans, as well as certain uninsured patients under our Compact with Uninsured Patients (“Compact”).

The table below shows the sources of net operating revenues before provision for doubtful accounts from continuing operations:

	Three Months Ended March 31,
	2012	2011
Medicare	$629	$542
Medicaid	177	269
Managed care	1,326	1,279
Indemnity, self-pay and other	241	249
Acute care hospitals — other revenue	24	25
Other operations	94	65
Net operating revenues before provision for doubtful accounts	$2,491	$2,429

Cash and Cash Equivalents

Cash and Cash Equivalents

We treat highly liquid investments with original maturities of three months or less as cash equivalents. Cash and cash equivalents were approximately $104 million and $113 million at March 31, 2012 and December 31, 2011, respectively. As of March 31, 2012 and December 31, 2011, our book overdrafts were approximately $186 million and $252 million, respectively, which were classified as accounts payable.

At March 31, 2012 and December 31, 2011, approximately $83 million and $92 million, respectively, of total cash and cash equivalents in the accompanying Condensed Consolidated Balance Sheets were intended for the operations of our captive insurance subsidiaries. During the three months ended March 31, 2011, we repatriated $21 million of excess cash from our foreign insurance subsidiary to our corporate domestic bank account.

Also at March 31, 2012 and December 31, 2011, we had $51 million and $109 million, respectively, of property and equipment purchases accrued for items received but not yet paid. Of these amounts, $45 million and $104 million, respectively, were included in accounts payable.

During the three months ended March 31, 2012, we entered into non-cancellable capital leases of approximately $17 million, primarily for equipment.

Other Intangible Assets

Other Intangible Assets

The following table provides information regarding other intangible assets, which are included in the accompanying Condensed Consolidated Balance Sheets as of March 31, 2012 and December 31, 2011:

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
March 31, 2012:
Capitalized software costs	$787	$(356)	$431
Long-term debt issuance costs	88	(18)	70
Other	6	(1)	5
Total	$881	$(375)	$506

December 31, 2011:
Capitalized software costs	$756	$(344)	$412
Long-term debt issuance costs	88	(15)	73
Other	5	(1)	4
Total	$849	$(360)	$489

Estimated future amortization of intangibles with finite useful lives as of March 31, 2012 is as follows:

		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Amortization of intangible assets	$506	$56	$69	$65	$55	$52	$209

BASIS OF PRESENTATION (Tables)	3 Months Ended
Mar. 31, 2012
BASIS OF PRESENTATION
Schedule of sources of net operating revenues before provision for doubtful accounts from continuing operations

	Three Months Ended March 31,
	2012	2011
Medicare	$629	$542
Medicaid	177	269
Managed care	1,326	1,279
Indemnity, self-pay and other	241	249
Acute care hospitals — other revenue	24	25
Other operations	94	65
Net operating revenues before provision for doubtful accounts	$2,491	$2,429

Schedule of other intangible assets

	Gross Carrying Amount	Accumulated Amortization	Net Book Value
March 31, 2012:
Capitalized software costs	$787	$(356)	$431
Long-term debt issuance costs	88	(18)	70
Other	6	(1)	5
Total	$881	$(375)	$506

December 31, 2011:
Capitalized software costs	$756	$(344)	$412
Long-term debt issuance costs	88	(15)	73
Other	5	(1)	4
Total	$849	$(360)	$489

Schedule of estimated future amortization of intangibles with finite useful lives

		Years Ending December 31,					Later
	Total	2012	2013	2014	2015	2016	Years
Amortization of intangible assets	$506	$56	$69	$65	$55	$52	$209

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Tables)	3 Months Ended
Mar. 31, 2012
ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS
Schedule Of Components Of Accounts Receivable

	March 31,	December 31,
	2012	2011
Continuing operations:
Patient accounts receivable	$1,656	$1,605
Allowance for doubtful accounts	(367)	(382)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	70	62
Net cost reports and settlements receivable (payable) and valuation allowances	24	(39)
	1,383	1,246
Discontinued operations:
Patient accounts receivable	42	46
Allowance for doubtful accounts	(13)	(15)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	2	2
Net cost reports and settlements receivable (payable) and valuation allowances	3	(1)
	34	32
Accounts receivable, net	$1,417	$1,278

DISCONTINUED OPERATIONS (Tables)	3 Months Ended
Mar. 31, 2012
DISCONTINUED OPERATIONS
Schedule of net operating revenues and income (loss) before income taxes

	Three Months Ended March 31,
	2012	2011
Net operating revenues	$56	$54
Income (loss) before income taxes	2	(10)

IMPAIRMENT AND RESTRUCTURING CHARGES (Tables)	3 Months Ended
Mar. 31, 2012
IMPAIRMENT AND RESTRUCTURING CHARGES
Schedule of reconciliations of beginning and ending liability balances in connection with restructuring charges

	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Three Months Ended March 31, 2012
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$6	$0	$(1)	$(0)	$5
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	5	0	0	0	5
	$11	$0	$(1)	$(0)	$10
Three Months Ended March 31, 2011
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$4	$8	$(2)	$(1)	$9
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	6	0	0	0	6
	$10	$8	$(2)	$(1)	$15

LONG-TERM DEBT AND LEASE OBLIGATIONS (Tables)	3 Months Ended
Mar. 31, 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
Summary of long-term debt

	March 31,	December 31,
	2012	2011
Senior notes:
6 1/2%, due 2012	$57	$57
7 3/8%, due 2013	216	216
9 7/8%, due 2014	60	60
9 1/4%, due 2015	474	474
8%, due 2020	600	600
6 7/8%, due 2031	430	430
Senior secured notes:
9%, due 2015	1	1
6 1/4%, due 2018	900	900
10%, due 2018	714	714
8 7/8%, due 2019	925	925
Credit facility due 2016	283	80
Capital leases and mortgage notes	49	32
Unamortized note discounts	(126)	(129)
Total long-term debt	4,583	4,360
Less current portion	288	66
Long-term debt, net of current portion	$4,295	$4,294

EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended
Mar. 31, 2012
EMPLOYEE BENEFIT PLANS
Schedule of stock option activity

	Options	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Weighted Average Remaining Life
			(In Millions)
Outstanding as of December 31, 2011	33,993,572	$6.26
Granted	1,760,000	5.65
Exercised	(2,409,980)	1.91
Forfeited/Expired	(308,383)	5.67
Outstanding as of March 31, 2012	33,035,209	$6.55	$60	5.1 years
Vested and expected to vest at March 31, 2012	33,001,354	$6.55	$60	5.1 years
Exercisable as of March 31, 2012	31,107,224	$6.62	$60	4.9 years

Schedule of assumptions used to determine fair value of stock options
Three Months Ended March 31, 2012
Top Eleven Employees
Expected volatility	52%
Expected dividend yield	0%
Expected life	6.9 years
Expected forfeiture rate	2%
Risk-free interest rate	1.41%
Early exercise threshold	70% gain
Early exercise rate	20% per year

Schedule of information about stock options by range of exercise prices

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
$0.00 to $1.149	13,967,335	6.9 years	$1.14	13,967,335	$1.14
$1.15 to $10.639	11,961,317	5.3 years	7.14	10,033,332	7.48
$10.64 to $13.959	2,864,135	1.9 years	12.11	2,864,135	12.11
$13.96 to $17.589	3,594,422	0.8 years	17.09	3,594,422	17.09
$17.59 to $28.759	612,000	0.6 years	28.16	612,000	28.16
$28.76 and over	36,000	0.3 years	45.14	36,000	45.14
	33,035,209	5.1 years	$6.55	31,107,224	$6.62

Schedule of restricted stock unit activity

	Restricted Stock Units	Weighted Average Grant Date Fair Value Per Unit
Unvested as of December 31, 2011	7,709,226	$6.13
Granted	5,122,500	5.63
Vested	(3,219,252)	5.93
Forfeited	(351,987)	6.04
Unvested as of March 31, 2012	9,260,487	$5.93

EQUITY (Tables)	3 Months Ended
Mar. 31, 2012
EQUITY
Schedule Of Repurchase Of Common Stock

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Program	Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program
	(In Thousands)		(In Thousands)	(In Millions)
May 12, 2011 through December 31, 2011	75,766	$4.94	75,766	$26
January 1, 2012 through January 31, 2012	5,308	4.93	5,308	0
Total	81,074	$4.94	81,074	$0

Schedule Of Changes In Consolidated Equity

	Tenet Healthcare Corporation Shareholders’ Equity
	Preferred Stock		Common Stock
	Shares Outstanding	Issued Amount	Shares Outstanding	Issued Par Amount	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Treasury Stock	Noncontrolling Interests	Total Equity
Balances at December 31, 2011	345,000	$334	415,026	$27	$4,407	$(52)	$(1,440)	$(1,853)	$69	$1,492
Net income	0	0	0	0	0	0	64	0	3	67
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(3)	(3)
Contribution from noncontrolling interests	0	0	0	0	0	0	0	0	2	2
Other comprehensive income	0	0	0	0	0	3	0	0	0	3
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Repurchase of common stock	0	0	(5,308)	0	0	0	0	(26)	0	(26)
Stock-based compensation expense and issuance of common stock	0	0	3,813	0	2	0	0	0	0	2
Balances at March 31, 2012	345,000	$334	413,531	$27	$4,403	$(49)	$(1,376)	$(1,879)	$71	$1,531

Balances at December 31, 2010	345,000	$334	485,783	$27	$4,449	$(43)	$(1,522)	$(1,479)	$53	$1,819
Net income	0	0	0	0	0	0	79	0	3	82
Distributions paid to noncontrolling interests	0	0	0	0	0	0	0	0	(2)	(2)
Purchases of businesses or joint venture interests	0	0	0	0	0	0	0	0	10	10
Preferred stock dividends	0	0	0	0	(6)	0	0	0	0	(6)
Stock-based compensation expense and issuance of common stock	0	0	3,554	0	5	0	0	0	0	5
Balances at March 31, 2011	345,000	$334	489,337	$27	$4,448	$(43)	$(1,443)	$(1,479)	$64	$1,908

CLAIMS AND LAWSUITS (Tables)	3 Months Ended
Mar. 31, 2012
CLAIMS AND LAWSUITS
Reconciliations Of Legal Settlements And Related Costs

	Balances at Beginning of Period	Litigation and Investigation Costs	Cash Payments	Balances at End of Period

Three Months Ended March 31, 2012
Continuing operations	$49	$2	$(10)	$41
Discontinued operations	17	0	0	17
	$66	$2	$(10)	$58

Three Months Ended March 31, 2011
Continuing operations	$30	$11	$(6)	$35
Discontinued operations	0	0	0	0
	$30	$11	$(6)	$35

EARNINGS PER COMMON SHARE (Tables)	3 Months Ended
Mar. 31, 2012
EARNINGS PER COMMON SHARE
Schedule of reconciliation of numerators and denominators of our basic and diluted earnings (loss) per common share

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2012
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$57	411,373	$0.14
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	73,500	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$63	484,873	$0.13

	Income (Numerator)	Weighted Average Shares (Denominator)	Per-Share Amount
Three Months Ended March 31, 2011
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share	$80	486,902	$0.16
Effect of dilutive stock options, restricted stock units and mandatory convertible preferred stock	6	78,279	(0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share	$86	565,181	$0.15

FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis

	March 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Marketable securities – current	$2	$2	$0	$0
Investments in Reserve Yield Plus Fund	2	0	2	0
Marketable debt securities – noncurrent	18	3	14	1
	$22	$5	$16	$1
Derivative Contract (see Note 5):
LIBOR cap agreement asset	$0	$0	$0	$0

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments:
Investments in Reserve Yield Plus Fund	$2	$0	$2	$0
Marketable debt securities – noncurrent	22	6	15	1
	$24	$6	$17	$1
Derivative Contract (see Note 5):
LIBOR cap agreement asset	$0	$0	$0	$0

ACQUISITIONS (Tables)	3 Months Ended
Mar. 31, 2012
ACQUISITIONS
Schedule Of Purchase Price Allocations
Current assets	$1
Property and equipment	1
Goodwill	2
Current liabilities	(1)
Net cash paid	$3

SEGMENT INFORMATION (Tables)	3 Months Ended
Mar. 31, 2012
SEGMENT INFORMATION
Schedule of reconciliation of revenues for each reportable segment and other reconciling items

	March 31,	December 31,
	2012	2011
Assets:
Hospital Operations and other	$8,472	$8,389
Conifer	73	73
Total	$8,545	$8,462

	Three Months Ended
	March 31,
	2012	2011
Capital expenditures:
Hospital Operations and other	$133	$113
Conifer	3	3
Total	$136	$116

Revenues:
Hospital Operations and other	$2,285	$2,236
Conifer
Tenet	90	60
Other customers	17	14
	2,392	2,310
Intercompany eliminations	(90)	(60)
Total	$2,302	$2,250

Adjusted EBITDA:
Hospital Operations and other	$285	$366
Conifer	25	5
Total	$310	$371

Depreciation and amortization:
Hospital Operations and other	$98	$96
Conifer	2	2
Total	$100	$98

Adjusted EBITDA	$310	$371
Depreciation and amortization	(100)	(98)
Interest expense	(98)	(118)
Litigation and investigation costs	(2)	(11)
Impairment of long-lived assets	(3)	(8)
Investment earnings	1	1
Income before income taxes	$108	$137

Summary of adjusted segments proforma EBITDA

	Three Months Ended
	March 31,
	2012	2011
Adjusted supplemental EBITDA:
Hospital Operations and other	$301	$366
Conifer	9	5
Total	$310	$371

BASIS OF PRESENTATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012 state M bed hospital center	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Description of Business
Number of acute care hospitals operated by subsidiaries	50
Number of academic medical centers operated by subsidiaries	4
Number of hospitals classified in discontinued operations	1
Number of critical access hospitals operated by subsidiaries	1
Number of licensed beds in hospitals operated by subsidiaries	13,509
Number of states in which subsidiaries of the entity operate hospitals	11
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers operated by subsidiaries	101
Number of states in which free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers are operated by subsidiaries	12
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers classified in discontinued operations	3
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	$ 2,491	$ 2,429
Gross Carrying Amount	881		849
Accumulated Amortization	(375)		(360)
Net Book Value	506		489
Cash Equivalents
Cash equivalents maximum maturity period (in months)	3
Cash and cash equivalents	104	267	113	405
Book overdrafts classified as accounts payable	186		252
Cash and cash equivalents related to captive insurance subsidiaries	83		92
Repatriated excess cash from foreign insurance subsidiary to corporate domestic bank account		21
Accrued property and equipment purchases for items received but not yet paid	51		109
Accrued property and equipment purchases, for items received but not yet paid, included in accounts payable	45		104
Non-cancellable capital leases primarily for equipment	17
Estimated future amortization of intangibles with finite useful lives
Total	506
2012	56
2013	69
2014	65
2015	55
2016	52
Later years	209
Capitalized software costs
Summary of significant accounting policies
Gross Carrying Amount	787		756
Accumulated Amortization	(356)		(344)
Net Book Value	431		412
Long-term debt issuance costs
Summary of significant accounting policies
Gross Carrying Amount	88		88
Accumulated Amortization	(18)		(15)
Net Book Value	70		73
Other
Summary of significant accounting policies
Gross Carrying Amount	6		5
Accumulated Amortization	(1)		(1)
Net Book Value	5		4
Medicare
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	629	542
Medicaid
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	177	269
Managed care
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	1,326	1,279
Indemnity, self-pay and other
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	241	249
Acute care hospitals-other revenue
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	24	25
Other operations
Summary of significant accounting policies
Net operating revenues before provision for doubtful accounts	$ 94	$ 65

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Accounts receivable, net	$ 1,417	$ 1,278
Continuing operations
Accounts, Notes, Loans and Financing Receivable
Patient accounts receivable	1,656	1,605
Allowance for doubtful accounts	(367)	(382)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	70	62
Net cost reports and settlements receivable (payable) and valuation allowances	24	(39)
Accounts receivable, net	1,383	1,246
Discontinued operations
Accounts, Notes, Loans and Financing Receivable
Patient accounts receivable	42	46
Allowance for doubtful accounts	(13)	(15)
Estimated future recoveries from accounts assigned to our Conifer subsidiary	2	2
Net cost reports and settlements receivable (payable) and valuation allowances	3	(0.1)
Accounts receivable, net	$ 34	$ 32

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable
Revenues payments	$ 2,302	$ 2,250
Disproportionate Share Hospital
Accounts, Notes, Loans and Financing Receivable
Revenues payments	45	128
Self-Pay Patients
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	27.90%		27.70%
Estimated costs of caring	108	94
Self-Pay Patients After Insurance
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	54.90%		57.50%
Charity Care Patients
Accounts, Notes, Loans and Financing Receivable
Estimated costs of caring	32	28
Managed Care Patients
Accounts, Notes, Loans and Financing Receivable
Collection rates on accounts receivable (as a percent)	98.00%		98.20%
Allowance for doubtful accounts as a percent of accounts receivable	8.70%		8.80%
Self-pay uninsured patient
Accounts, Notes, Loans and Financing Receivable
Allowance for doubtful accounts as a percent of accounts receivable	89.80%		88.40%
Self-pay write-offs	227	203
Increase in self-pay write-offs	$ 24

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011 lawsuit	Dec. 31, 2010
Net operating revenues and income (loss) before income taxes
Net operating revenues	$ 56	$ 54
Income (loss) before income taxes	2	(10)
Expense related to the settlement of lawsuits		10
Number of lawsuits		2
Expected recoveries from reinsurance carriers		10
Reserves for hurricane Katrina related lawsuits			$ 5

IMPAIRMENT AND RESTRUCTURING CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Impairment and restructuring
Net impairment and restructuring charges	$ 3	$ 8
Employee severance costs
Impairment and restructuring
Net impairment and restructuring charges		3
Lease termination costs
Impairment and restructuring
Net impairment and restructuring charges		3
Other related costs
Impairment and restructuring
Net impairment and restructuring charges		$ 2

IMPAIRMENT AND RESTRUCTURING CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Accrued Restructuring Charges
Balances at Beginning of Period	$ 11	$ 10
Restructuring Charges, Net	0	8
Cash Payments	(1)	(2)
Other	0	(1)
Balances at End of Period	10	15
Cash payments to be applied against accruals due within one year	3
Cash payments to be applied against accruals due thereafter	7
Continuing operations | Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans
Accrued Restructuring Charges
Balances at Beginning of Period	6	4
Restructuring Charges, Net	0	8
Cash Payments	(1)	(2)
Other	0	(1)
Balances at End of Period	5	9
Discontinued operations | Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities
Accrued Restructuring Charges
Balances at Beginning of Period	5	6
Restructuring Charges, Net	0	0
Cash Payments	0	0
Other	0	0
Balances at End of Period	$ 5	$ 6

LONG-TERM DEBT AND LEASE OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011
LONG-TERM DEBT AND LEASE OBLIGATIONS
Capital leases and mortgage notes		$ 49	$ 32
Unamortized note discounts		(126)	(129)
Total long-term debt		4,583	4,360
Less current portion		288	66
Long-term debt, net of current portion		4,295	4,294
6 1/2%, due 2012
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		6.50%	6.50%
Carrying amount		57	57
7 3/8%, due 2013
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		7.38%	7.38%
Carrying amount		216	216
9 7/8%, due 2014
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		9.88%	9.88%
Carrying amount		60	60
9 1/4%, due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		9.25%	9.25%
Carrying amount		474	474
8%, due 2020
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	8.00%	8.00%	8.00%
Carrying amount		600	600
6 7/8%, due 2031
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		6.88%	6.88%
Carrying amount		430	430
9%, due 2015
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		9.00%	9.00%
Carrying amount		1	1
6.25%, due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage	6.25%	6.25%	6.25%
Carrying amount		900	900
10%, due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		10.00%	10.00%
Carrying amount		714	714
8 7/8%, due 2019
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage		8.88%	8.88%
Carrying amount		925	925
Credit Facility due 2016
LONG-TERM DEBT AND LEASE OBLIGATIONS
Carrying amount		$ 283	$ 80

LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 2) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012 9.25% senior notes due 2015	Dec. 31, 2011 9.25% senior notes due 2015	Mar. 31, 2012 Credit Agreement	Mar. 31, 2012 Credit Agreement Initial six months period	Mar. 31, 2012 Credit Agreement Period after six months Low end of range	Mar. 31, 2012 Credit Agreement Period after six months High end of range	Mar. 31, 2012 Credit Agreement Base rate Initial six months period	Mar. 31, 2012 Credit Agreement Base rate Period after six months	Mar. 31, 2012 Credit Agreement Base rate Period after six months Low end of range	Mar. 31, 2012 Credit Agreement Base rate Period after six months High end of range	Mar. 31, 2012 Credit Agreement LIBOR Initial six months period	Mar. 31, 2012 Credit Agreement LIBOR Period after six months	Mar. 31, 2012 Credit Agreement LIBOR Period after six months Low end of range	Mar. 31, 2012 Credit Agreement LIBOR Period after six months High end of range
LONG-TERM DEBT AND LEASE OBLIGATIONS
Revolving credit facility, maximum borrowing capacity			$ 800
Line of credit facility, subfacility maximum available capacity			300
Outstanding principal amount of notes that must be repaid or refinanced on or before December 3, 2014 to extend the maturity date of the credit facility	238
Base rate used to calculate interest rate							base rate	base rate			LIBOR	LIBOR
Margin on variable rate (as a percent)							1.25%		1.00%	1.50%	2.25%		2.00%	2.50%
Unused commitment fee (as a percent)				0.44%	0.38%	0.50%
Outstanding cash borrowings			283
Interest rate, stated percentage	9.25%	9.25%	2.46%
Standby letters of credit outstanding			162
Amount available for borrowing under revolving credit facility			$ 355

LONG-TERM DEBT AND LEASE OBLIGATIONS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended							3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Interest Rate Swap Agreement	Mar. 31, 2011 Interest Rate Swap Agreement	Feb. 14, 2011 Interest Rate Swap Agreement	Mar. 31, 2012 Maximum LIBOR Cap Agreement	Dec. 31, 2011 Maximum LIBOR Cap Agreement	Mar. 31, 2011 Senior Secured Notes	Mar. 31, 2012 Credit Agreement	Apr. 30, 2012 8% senior note due 2020	Mar. 31, 2012 8% senior note due 2020	Dec. 31, 2011 8% senior note due 2020	Mar. 31, 2012 7.375% senior note due 2013	Dec. 31, 2011 7.375% senior note due 2013	Mar. 31, 2012 9.875% senior note due 2014	Dec. 31, 2011 9.875% senior note due 2014	Mar. 31, 2012 9.25% senior notes due 2015	Dec. 31, 2011 9.25% senior notes due 2015	Mar. 31, 2012 10% senior notes due 2018
LONG-TERM DEBT AND LEASE OBLIGATIONS
Interest rate, stated percentage									2.46%	8.00%	8.00%	8.00%	7.38%	7.38%	9.88%	9.88%	9.25%	9.25%	10.00%
Aggregate notional amount					$ 600
Description of variable rate basis			six-month LIBOR
Floating rate spread (as a percent)			6.60%
Fair value of LIBOR cap agreement						1	1
Mark-to-market adjustments	0	(19)		(8)				(11)
Cash interest savings			8
Gain on settlement of agreement			$ 22

GUARANTEES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012
Income and Revenue Collection Guarantee
Guarantee Obligations
Maximum potential amount of future payments under guarantees	$ 146
Guarantor obligations, current carrying value	101
Guaranteed Minimum Rent
Guarantee Obligations
Maximum potential amount of future payments under guarantees	6
Liability for the fair value of guarantees	4
Guarantor obligations, current carrying value	1
Guarantee obligations for recorded liabilities, long term	$ 3

EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
2008 Stock Incentive Plan
EMPLOYEE BENEFIT PLANS
Shares available under the plan	16,000,000
Stock Options
EMPLOYEE BENEFIT PLANS
Expiration period from the date of grant (in years)	P10Y
Portion of awards vesting on each of the first three anniversary dates of the grant (as a percent)	33.00%
Vesting period (in years)	3 years
Restricted Stock Units
EMPLOYEE BENEFIT PLANS
Contractual right to receive shares of common stock for a stock based award	1
Portion of awards vesting on each of the first three anniversary dates of the grant (as a percent)	33.00%
Vesting period (in years)	3 years
Continuing operations
EMPLOYEE BENEFIT PLANS
Stock-based compensation costs, pretax	$ 8	$ 7

EMPLOYEE BENEFIT PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2012 Y	Mar. 31, 2011
Stock option activity
Outstanding at the beginning of the period (in shares)	33,993,572
Granted (in shares)	1,760,000
Exercised (in shares)	(2,409,980)	(1,794,216)
Forfeited/Expired (in shares)	(308,383)
Outstanding at the end of the period (in shares)	33,035,209
Vested and expected to vest at the end of the period (in shares)	33,001,354
Exercisable at the end of the period (in shares)	31,107,224
Weighted Average Exercise Price Per Share
Outstanding at the beginning of the period (in dollars per share)	$ 6.26
Granted (in dollars per share)	$ 5.65
Exercised (in dollars per share)	$ 1.91
Forfeited/Expired (in dollars per share)	$ 5.67
Outstanding at the end of the period (in dollars per share)	$ 6.55
Vested and expected to vest at the end of the period (in dollars per share)	$ 6.55
Exercisable at the end of the period (in dollars per share)	$ 6.62
Aggregate Intrinsic Value
Outstanding at the end of the period	$ 60
Vested and expected to vest at the end of the period	60
Exercisable at the end of the period	60
Weighted Average Remaining Life
Outstanding at the end of the period (in years)	5.1
Vested and expected to vest at the end of the period (in years)	5.1
Exercisable at the end of the period (in years)	4.9
Other Disclosures
Aggregate Intrinsic Value of awards exercised	9	10
Unrecognized compensation costs	$ 5
Period for recognition of unrecognized compensation costs (in years)	2.6
Top Employees
Other Disclosures
Weighted average estimated fair value of awards granted (in dollars per share)	$ 2.99
Number of top employees to whom awards granted	11
Assumptions used to calculate fair value of awards granted to top eleven employees
Expected volatility (as a percent)	52.00%
Expected dividend yield (as a percent)	0.00%
Expected life (in years)	6.9
Expected forfeiture rate (as a percent)	2.00%
Risk-free interest rate (as a percent)	1.41%
Early exercise threshold gain (as a percent)	70.00%
Early exercise rate, gain (as a percent)	20.00%

EMPLOYEE BENEFIT PLANS (Details 3) (USD $)	3 Months Ended
Mar. 31, 2012 Y
Options Outstanding
Number of Options (in shares)	33,035,209
Weighted Average Remaining Contractual life (in years)	5.1
Weighted Average Exercise Price (in dollars per share)	$ 6.55
Options Exercisable
Number of Options (in shares)	31,107,224
Weighted Average Exercise Price (in dollars per share)	$ 6.62
Range of Exercise Prices, $0.00 to $1.149
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 0
Exercise price per share, high end of the range (in dollars per share)	$ 1.149
Options Outstanding
Number of Options (in shares)	13,967,335
Weighted Average Remaining Contractual life (in years)	6.9
Weighted Average Exercise Price (in dollars per share)	$ 1.14
Options Exercisable
Number of Options (in shares)	13,967,335
Weighted Average Exercise Price (in dollars per share)	$ 1.14
Range of Exercise Prices, $1.15 to $10.639
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 1.15
Exercise price per share, high end of the range (in dollars per share)	$ 10.639
Options Outstanding
Number of Options (in shares)	11,961,317
Weighted Average Remaining Contractual life (in years)	5.3
Weighted Average Exercise Price (in dollars per share)	$ 7.14
Options Exercisable
Number of Options (in shares)	10,033,332
Weighted Average Exercise Price (in dollars per share)	$ 7.48
Range of Exercise Prices, $10.64 to $13.959
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 10.64
Exercise price per share, high end of the range (in dollars per share)	$ 13.959
Options Outstanding
Number of Options (in shares)	2,864,135
Weighted Average Remaining Contractual life (in years)	1.9
Weighted Average Exercise Price (in dollars per share)	$ 12.11
Options Exercisable
Number of Options (in shares)	2,864,135
Weighted Average Exercise Price (in dollars per share)	$ 12.11
Range of Exercise Prices, $13.96 to $17.589
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 13.96
Exercise price per share, high end of the range (in dollars per share)	$ 17.589
Options Outstanding
Number of Options (in shares)	3,594,422
Weighted Average Remaining Contractual life (in years)	0.8
Weighted Average Exercise Price (in dollars per share)	$ 17.09
Options Exercisable
Number of Options (in shares)	3,594,422
Weighted Average Exercise Price (in dollars per share)	$ 17.09
Range of Exercise Prices, $17.59 to $28.759
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 17.59
Exercise price per share, high end of the range (in dollars per share)	$ 28.759
Options Outstanding
Number of Options (in shares)	612,000
Weighted Average Remaining Contractual life (in years)	0.6
Weighted Average Exercise Price (in dollars per share)	$ 28.16
Options Exercisable
Number of Options (in shares)	612,000
Weighted Average Exercise Price (in dollars per share)	$ 28.16
Range of Exercise Prices, $28.76 and over
Summary information about outstanding stock options
Exercise price per share, low end of the range (in dollars per share)	$ 28.76
Options Outstanding
Number of Options (in shares)	36,000
Weighted Average Remaining Contractual life (in years)	0.3
Weighted Average Exercise Price (in dollars per share)	$ 45.14
Options Exercisable
Number of Options (in shares)	36,000
Weighted Average Exercise Price (in dollars per share)	$ 45.14

EMPLOYEE BENEFIT PLANS (Details 4) (Restricted Stock Units, USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2012 Y
Restricted stock unit activity
Unvested at the beginning of the period (in shares)	7,709,226
Granted (in shares)	5,122,500
Vested (in shares)	(3,219,252)
Forfeited (in shares)	(351,987)
Unvested at the end of the period (in shares)	9,260,487
Weighted Average Grant Date Fair Value Per Unit
Unvested at the beginning of the period (in dollars per share)	$ 6.13
Granted (in dollars per share)	$ 5.63
Vested (in dollars per share)	$ 5.93
Forfeited (in dollars per share)	$ 6.04
Unvested at the end of the period (in dollars per share)	$ 5.93
Other Disclosures
Vesting period (in years)	3 years
Unrecognized compensation costs	$ 48
Period for recognition of unrecognized compensation costs (in years)	2.3
Performance-based restricted stock units to certain of our senior officers
Restricted stock unit activity
Granted (in shares)	465,000
Other Disclosures
Vesting period (in years)	3 years
Restricted stock units subject to time-vesting
Restricted stock unit activity
Granted (in shares)	4,657,500

EQUITY (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		1 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Apr. 30, 2012 Convertible Preferred Stock	Mar. 31, 2012 Convertible Preferred Stock
Class of Stock
Preferred stock dividends accrued				$ 6
Preferred stock dividends paid	$ 6	$ 6	$ 6
Preferred stock dividends accrued (in dollars per share)				$ 17.5
Preferred stock dividends paid (in dollars per share)			$ 17.5
Rate of convertible preferred stock dividend (as a percent)				7.00%
Dividends payable dates				2012-04

EQUITY (Details 2) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended		3 Months Ended	8 Months Ended
	Jan. 31, 2012	May 31, 2011	Mar. 31, 2012	Dec. 31, 2011
Class of Stock
Common stock repurchased (in shares)	5,308		81,074	75,766
Average Price Paid Per Share	$ 4.93		$ 4.94	$ 4.94
Maximum Dollar Value of Shares That May Yet Be Purchased Under the Program	$ 0		$ 0	$ 26
Amount of common stock authorized to be repurchased		400
Shares repurchased, amount			$ 400
Share repurchase program expiration date			09-May-12
Publicly Announced Program
Class of Stock
Common stock repurchased (in shares)	5,308		81,074	75,766

EQUITY (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	3 Months Ended		8 Months Ended
	Jan. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity
Balances	$ 1,492	$ 1,492	$ 1,819
Net income		67	82
Distributions paid to noncontrolling interests		(3)	(2)
Contributions from noncontrolling interests		2
Other comprehensive income		3	0
Purchases of businesses or joint venture interests			10
Preferred stock dividends		(6)	(6)
Repurchases of common stock		(400)
Repurchases of common stock (in shares)	(5,308)	(81,074)		(75,766)
Stock-based compensation expense and issuance of common stock		2	5
Balances		1,531	1,908	1,492
Preferred Stock
Increase (Decrease) in Stockholders' Equity
Balances	334	334	334
Balances (in shares)	345,000	345,000	345,000
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Repurchases of common stock (in shares)		0
Stock-based compensation expense and issuance of common stock		0	0
Stock-based compensation expense and issuance of common stock (in shares)		0	0
Balances		334	334
Balances (in shares)		345,000	345,000
Common Stock
Increase (Decrease) in Stockholders' Equity
Balances	27	27	27
Balances (in shares)	415,026	415,026	485,783
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Repurchases of common stock (in shares)		(5,308)
Stock-based compensation expense and issuance of common stock		0	0
Stock-based compensation expense and issuance of common stock (in shares)		3,813	3,554
Balances		27	27
Balances (in shares)		413,531	489,337
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity
Balances	4,407	4,407	4,449
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		(6)	(6)
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		2	5
Balances		4,403	4,448
Accumulated Other Comprehensive Loss
Increase (Decrease) in Stockholders' Equity
Balances	(52)	(52)	(43)
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		3
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		0	0
Balances		(49)	(43)
Accumulated Deficit
Increase (Decrease) in Stockholders' Equity
Balances	(1,440)	(1,440)	(1,522)
Net income		64	79
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		0	0
Balances		(1,376)	(1,443)
Treasury Stock
Increase (Decrease) in Stockholders' Equity
Balances	(1,853)	(1,853)	(1,479)
Net income		0	0
Distributions paid to noncontrolling interests		0	0
Contributions from noncontrolling interests		0
Other comprehensive income		0
Purchases of businesses or joint venture interests			0
Preferred stock dividends		0	0
Repurchases of common stock		(26)
Stock-based compensation expense and issuance of common stock		0	0
Balances		(1,879)	(1,479)
Noncontrolling Interests
Increase (Decrease) in Stockholders' Equity
Balances	69	69	53
Net income		3	3
Distributions paid to noncontrolling interests		(3)	(2)
Contributions from noncontrolling interests		2
Other comprehensive income		0
Purchases of businesses or joint venture interests			10
Preferred stock dividends		0	0
Repurchases of common stock		0
Stock-based compensation expense and issuance of common stock		0	0
Balances		$ 71	$ 64

PROPERTY AND PROFESSIONAL AND GENERAL LIABILITY INSURANCE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012 Property Insurance April 1, 2011 through March 31, 2012	Mar. 31, 2012 Property Insurance April 1, 2010 through March 31, 2013	Mar. 31, 2012 Professional and General Liability Insurance Y	Dec. 31, 2011 Professional and General Liability Insurance Y	Mar. 31, 2012 Professional and General Liability Insurance June 1, 2011 through May 31, 2012
Insurance coverage
Insurance coverage limit			$ 600	$ 600
Insurance coverage limit per occurrence excluding floods, earthquakes, and windstorms			600	600
Annual aggregate sub-limits for floods and earthquakes covered under insurance policies			100	100
Per-occurrence sub-limit for windstorms covered under insurance policies			100	100
Deductible for general claims (as a percent)			5.00%	5.00%
General claims, maximum coverage			25	25
Deductible for other specific claims (as a percent)			2.00%	2.00%
Other specific claims, maximum coverage			25	25
Other covered claims, minimum deductible			1	1
Self insurance reserve					398	412
Loss contingency, discount rate maturity (in years)					seven-year maturity rate	seven-year maturity rate
Term of discount rate (in years)					7	7
Risk-free rate (as a percent)					1.61%	1.35%
Self-insurance retention per occurrence							5
Insurance retention per occurrence							10
Insurance coverage, additional to aggregate self coverage							10
Aggregate self-insurance retentions per occurrence							15
Insurance coverage, percent reinsured (as a percent)							65.00%
Insurance coverage, percent retained (as a percent)							35.00%
Insurance coverage, maximum amount retained							3.5
Insurance coverage, additional to aggregate coverage							25
Insurance coverage, aggregate limit							175
Malpractice expense	$ 28	$ 27

CLAIMS AND LAWSUITS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				3 Months Ended				3 Months Ended				1 Months Ended				3 Months Ended	1 Months Ended		3 Months Ended		1 Months Ended		3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2012 Claims, lawsuits, and regulatory proceedings Continuing operations	Mar. 31, 2011 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2011 Claims, lawsuits, and regulatory proceedings Continuing operations	Dec. 31, 2010 Claims, lawsuits, and regulatory proceedings Continuing operations	Mar. 31, 2012 Claims, lawsuits, and regulatory proceedings Discontinued operations	Mar. 31, 2011 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2011 Claims, lawsuits, and regulatory proceedings Discontinued operations	Dec. 31, 2010 Claims, lawsuits, and regulatory proceedings Discontinued operations	Apr. 30, 2012 Governmental Reviews	Mar. 31, 2010 Governmental Reviews hospital	Feb. 28, 2010 Governmental Reviews hospital	Feb. 28, 2009 Governmental Reviews patient	Mar. 31, 2012 Governmental Reviews hospital	May 31, 2012 Hospital-Related Tort Claim	Nov. 30, 2011 Hospital-Related Tort Claim	Mar. 31, 2012 Hospital-Related Tort Claim multiplier	Dec. 31, 2011 Hospital-Related Tort Claim Discontinued operations	Jan. 31, 2012 Class Action Hurricane Katrina-related lawsuits	Mar. 31, 2012 Individual Hurricane Katrina-related lawsuits defendant	Mar. 31, 2012 Ordinary Course Matters person lawsuit
Loss Contingencies
Number of active and divested inpatient hospitals and units																	25
Number of hospitals which have received information requests from the DOJ regarding Kyphoplasty billing procedures																	7
Number of patients treated on outpatient basis																15
Litigation reserve	$ 58	$ 35	$ 66	$ 30	$ 41	$ 35	$ 49	$ 30	$ 17	$ 0	$ 17	$ 0					$ 49				$ 6
Number of hospitals under Medicare claims review														32	1
Cash settlement payment													42.75									12
Number of pending claims																							10
Probable range of loss, minimum																				6
Probable range of loss, maximum																				25
Attorneys' fees																				1
Previously awarded punititive damages																				65
Multiplier of amount of punititive awards for compensatory award																				9
Multiplier of amount of punititive awards for substantial compensatory award																				1
Compensatory damages awarded to plaintiff																			2.4
Punitive damages awarded to plaintiff																		5	65
Number of coordinated lawsuits in which the entity is a defendant																								2
Litigation and investigation costs	$ 2	$ 11			$ 2	$ 11			$ 0	$ 0
Number of persons in class action lawsuits																								5,000
Number of persons identified in class certification process																								8

CLAIMS AND LAWSUITS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	$ 66	$ 30
Litigation and Investigation Costs	(2)	(11)
Cash Payments	(10)	(6)
Litigation reserve, Balances at End of Period	58	35
Claims, lawsuits, and regulatory proceedings | Continuing operations
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	49	30
Litigation and Investigation Costs	(2)	(11)
Cash Payments	(10)	(6)
Litigation reserve, Balances at End of Period	41	35
Claims, lawsuits, and regulatory proceedings | Discontinued operations
Loss Contingencies
Litigation reserve, Balances at Beginning of Period	17	0
Litigation and Investigation Costs	0	0
Cash Payments	0	0
Litigation reserve, Balances at End of Period	$ 17	$ 0

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
INCOME TAXES
Income tax expenses	$ 42	$ 50
Unrecognized tax benefits which, if recognized, would impact effective tax rate	35
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	0.2
Total accrued interest and penalties on unrecognized tax benefits	10
Unrecognized federal and state tax benefits and reserves for interest and penalties, which may decrease in the next 12 months	9
Continuing operations
INCOME TAXES
Income tax expenses	1
Unrecognized tax benefits which, if recognized, would impact effective tax rate	34
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	0.1
Total accrued interest and penalties on unrecognized tax benefits	11
Discontinued operations
INCOME TAXES
Unrecognized tax benefits which, if recognized, would impact effective tax rate	1
Interest and penalties related to accrued liabilities for uncertain tax positions, recognized	0.1
Total accrued interest and penalties on unrecognized tax benefits	$ (1)

EARNINGS PER COMMON SHARE (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
EARNINGS PER COMMON SHARE
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share, Income	$ 57	$ 80
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share (in Weighted Average Shares)	411,373	486,902
Income available to Tenet Healthcare Corporation common shareholders for basic earnings (Per-Share)	$ 0.14	$ 0.16
Effect of dilutive stock options and restricted stock units, Income	6	6
Effect of dilutive stock options and restricted stock units and mandatory convertible preferred stock (in Weighted Average Shares)	73,500	78,279
Effect of diluted stock options and restricted stock units and mandatory convertible preferred stock (Per-Share)	$ (0.01)	$ (0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share, Income	$ 63	$ 86
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share (in Weighted Average Shares)	484,873	565,181
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share (Per-Share)	$ 0.13	$ 0.15
Anti-dilutive securities excluded from computation of earnings per share	15,316	18,753

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2012	Dec. 31, 2011
Fair value of assets and liabilities measured on recurring basis
Preferred stock and other securities held by captive insurance subsidiaries	$ 1
Estimated fair value of the long-term debt instrument as a percentage of carrying value	105.50%	104.90%
Recurring basis
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	2
Investments in Reserve Yield Plus Fund	2	2
Marketable debt securities-noncurrent	18	22
Investments	22	24
Recurring basis | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	0	0
Recurring basis | Quoted Prices in Active Markets For Identical Assets (Level 1)
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	2
Investments in Reserve Yield Plus Fund	0	0
Marketable debt securities-noncurrent	3	6
Investments	5	6
Recurring basis | Quoted Prices in Active Markets For Identical Assets (Level 1) | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	0	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	0
Investments in Reserve Yield Plus Fund	2	2
Marketable debt securities-noncurrent	14	15
Investments	16	17
Recurring basis | Significant Other Observable Inputs (Level 2) | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	0	0
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair value of assets and liabilities measured on recurring basis
Marketable securities-current	0
Investments in Reserve Yield Plus Fund	0	0
Marketable debt securities-noncurrent	1	1
Investments	1	1
Recurring basis | Significant Unobservable Inputs (Level 3) | LIBOR Cap Agreement
Fair value of assets and liabilities measured on recurring basis
Fair value of derivative instrument	$ 0	0

ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Fair values of the assets acquired and liabilities acquired
Acquisition costs	$ 1
Ambulatory Surgery Centers | Texas
Business Acquisition
Number of business acquisitions	1
Series of individual business acquisition
Fair values of the assets acquired and liabilities acquired
Current assets	1
Property and equipment	1
Goodwill	2
Current liabilities	(1)
Net cash paid	$ 3
Physician Practice Entity
Business Acquisition
Number of business acquisitions	5

SUBSEQUENT EVENTS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									3 Months Ended		1 Months Ended			3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Apr. 30, 2012 6.25%, due 2018	Mar. 31, 2012 6.25%, due 2018	Dec. 31, 2011 6.25%, due 2018	Apr. 30, 2012 8%, due 2020	Mar. 31, 2012 8%, due 2020	Dec. 31, 2011 8%, due 2020	Mar. 31, 2012 Medicare Rural Floor Budget Neutrality Adjustment Settlement Continuing operations	Mar. 31, 2012 Medicare Rural Floor Budget Neutrality Adjustment Settlement Discontinued operations	Apr. 30, 2012 Repurchase of Preferred Stock	Apr. 30, 2012 Repurchase of Preferred Stock 6.25%, due 2018	Apr. 30, 2012 Repurchase of Preferred Stock 8%, due 2020	Mar. 31, 2012 Proposed Sale of Hospital Creighton University Medical Center (CUMC)	Mar. 31, 2012 Proposed Sale of Hospital Creighton University Medical Center (CUMC) Maximum
Subsequent events
Gain on settlement	$ (2)	$ (11)								$ 75	$ 9
Preferred stock, percent of mandatory convertible shares (as a percent)	7.00%		7.00%									7.00%
Preferred stock, 7% mandatory convertible shares retired												298,700
Interest rate, stated percentage				6.25%	6.25%	6.25%	8.00%	8.00%	8.00%
Principal amount of notes issued													141	150
Net operating revenues	56	54													43
Operating income																1
Total assets															167
Working capital included in transaction price															63
Pre-tax non-cash impairment charge															100
Non-cash impairment charge (after tax and after noncontroling interest benefit)															$ 50

SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012 center state bed hospital	Mar. 31, 2011	Dec. 31, 2011 segment
SEGMENT INFORMATION
Number of reportable segments			1
Number of hospitals owned by subsidiaries	49
Number of academic medical centers operated by subsidiaries	3
Number of critical access hospitals operated by subsidiaries	1
Number of licensed beds in hospitals operated by subsidiaries	13,175
Number of states in which subsidiaries of the entity operate hospitals	10
Number of free-standing and provider-based diagnostic imaging centers and ambulatory surgery centers operated by subsidiaries excluding classified in discontinued operations	98
Number of States in which Free Standing and Provider Based Diagnostic Imaging Centers and Ambulatory Surgery Centers Operated by Subsidiaries for Continuing Operations	11
Minimum number of Tenet and non-Tenet Hospitals and other health care organizations to which Conifer provided revenue cycle services	300
SEGMENT INFOMRATION
Assets	$ 8,545		$ 8,462
Capital expenditures:	136	116
Revenues:
Total Revenue	2,392	2,310
Intercompany eliminations	(90)	(60)
Total	2,302	2,250
Adjusted EBITDA
Adjusted EBITDA	310	371
Depreciation and amortization	100	98
Adjusted segments proforma EBITDA	310	371
Adjusted EBITDA
Interest expense	(98)	(118)
Litigation and Investigation Costs	(2)	(11)
Impairments of long-lived assets	(3)	(8)
Investment earnings	1	1
Income before income taxes	108	137
Hospital Operations and other
SEGMENT INFOMRATION
Assets	8,472		8,389
Capital expenditures:	133	113
Revenues:
Total	2,285	2,236
Adjusted EBITDA
Adjusted EBITDA	285	366
Depreciation and amortization	98	96
Adjusted segments proforma EBITDA	301	366
Conifer
SEGMENT INFOMRATION
Assets	73		73
Capital expenditures:	3	3
Revenues:
Tenet	90	60
Other customers	17	14
Adjusted EBITDA
Conifer	25	5
Depreciation and amortization	2	2
Adjusted segments proforma EBITDA	$ 9	$ 5